Schedule of Investments (unaudited)
December 31, 2022
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.(a)(b)	2,470,112	$ 110,908,029
Aerojet Rocketdyne Holdings, Inc.(a)(b)	5,609,729	313,752,143
AeroVironment, Inc.(a)(b)(c)	1,851,877	158,631,784
Kaman Corp.(a)	2,094,299	46,702,868
Moog, Inc., Class A(a)	2,146,913	188,413,085
National Presto Industries, Inc.(a)	381,451	26,114,135
Park Aerospace Corp.(a)	1,441,398	19,329,147
Triumph Group, Inc.(a)(b)	3,988,020	41,953,970
		905,805,161
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.(a)(b)(c)	1,909,943	192,522,254
Forward Air Corp.(a)(c)	1,970,481	206,683,752
Hub Group, Inc., Class A(a)(b)(c)	2,417,707	192,183,529
		591,389,535
Airlines — 0.3%
Allegiant Travel Co.(a)(b)	1,155,691	78,575,431
Hawaiian Holdings, Inc.(a)(b)(c)	3,825,435	39,248,963
SkyWest, Inc.(a)(b)	3,780,826	62,421,437
Sun Country Airlines Holdings, Inc.(b)(c)	2,428,369	38,513,932
		218,759,763
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	8,490,332	66,394,396
Dorman Products, Inc.(a)(b)(c)	2,095,530	169,465,511
Gentherm, Inc.(a)(b)(c)	2,460,227	160,628,221
LCI Industries(a)	1,884,547	174,226,370
Motorcar Parts of America, Inc.(a)(b)(c)	1,439,501	17,072,482
Patrick Industries, Inc.(a)(c)	1,595,734	96,701,480
Standard Motor Products, Inc.(a)	1,397,572	48,635,506
XPEL, Inc.(a)(b)(c)	1,453,207	87,279,612
		820,403,578
Automobiles — 0.2%
Winnebago Industries, Inc.(a)(c)	2,259,814	119,092,198
Banks — 10.0%
Ameris Bancorp(a)(c)	4,767,494	224,739,667
Banc of California, Inc.(a)(c)	4,120,524	65,639,947
BancFirst Corp.	1,291,153	113,853,872
Bancorp, Inc.(a)(b)(c)	3,982,366	113,019,547
BankUnited, Inc.(a)	5,406,559	183,660,809
Banner Corp.(a)(c)	2,399,659	151,658,449
Berkshire Hills Bancorp, Inc.(a)(c)	3,091,585	92,438,392
Brookline Bancorp, Inc.(a)	5,284,313	74,773,029
Central Pacific Financial Corp.(a)	1,597,517	32,397,645
City Holding Co.(a)	990,496	92,205,273
Columbia Banking System, Inc.(a)	5,565,845	167,698,910
Community Bank System, Inc.(a)	3,701,570	233,013,832
Customers Bancorp, Inc.(a)(b)(c)	2,147,637	60,864,033
CVB Financial Corp.(a)	9,619,920	247,712,940
Dime Community Bancshares, Inc.(a)	2,401,532	76,440,764
Eagle Bancorp, Inc.(a)	2,269,116	99,999,942
FB Financial Corp.(a)(c)	2,608,685	94,277,876
First BanCorp/Puerto Rico(a)	13,109,498	166,752,815
First Bancorp/Southern Pines NC(a)	2,468,038	105,730,748
First Commonwealth Financial Corp.(a)	6,138,268	85,751,604
First Financial Bancorp(a)	6,450,830	156,303,611
First Hawaiian, Inc.(a)(c)	9,461,845	246,386,444
Hanmi Financial Corp.(a)	2,046,892	50,660,577
Heritage Financial Corp.(a)	2,349,446	71,987,025
Hilltop Holdings, Inc.(a)(c)	3,324,324	99,762,963
Security	Shares	Value
Banks (continued)
HomeStreet, Inc.(a)	1,312,088	$ 36,187,387
Hope Bancorp, Inc.(a)	7,989,669	102,347,660
Independent Bank Corp.(a)	3,141,549	265,240,982
Independent Bank Group, Inc.(a)(c)	2,625,554	157,743,284
Lakeland Financial Corp.(a)(c)	1,819,940	132,801,022
National Bank Holdings Corp., Class A(a)(c)	2,576,784	108,405,303
NBT Bancorp, Inc.(a)(c)	2,922,749	126,905,762
Northwest Bancshares, Inc.(a)	8,680,597	121,354,746
OFG Bancorp(a)	3,245,370	89,442,397
Pacific Premier Bancorp, Inc.(a)(c)	6,649,873	209,869,992
Park National Corp.(a)	1,072,716	150,984,777
Pathward Financial, Inc.(a)(c)	2,038,766	87,768,876
Preferred Bank	615,879	45,956,891
Renasant Corp.(a)(c)	3,912,785	147,081,588
S&T Bancorp, Inc.(a)	2,733,139	93,418,691
Seacoast Banking Corp. of Florida(a)(c)	4,283,468	133,601,367
ServisFirst Bancshares, Inc.(a)	3,623,115	249,668,855
Simmons First National Corp., Class A(a)	8,787,556	189,635,458
Southside Bancshares, Inc.(a)	2,218,003	79,825,928
Stellar Bancorp, Inc.(a)(c)	3,294,691	97,061,597
Tompkins Financial Corp.(a)(c)	937,934	72,764,920
Triumph Financial, Inc.(a)(b)(c)	1,676,919	81,951,032
Trustmark Corp.(a)	3,868,806	135,060,017
United Community Banks, Inc.(a)(c)	7,373,377	249,220,143
Veritex Holdings, Inc.(a)	3,748,074	105,245,918
Westamerica Bancorp(a)	1,842,536	108,728,049
		6,486,003,356
Beverages — 0.3%
MGP Ingredients, Inc.(a)(c)	1,140,990	121,378,516
National Beverage Corp.(b)	1,729,464	80,471,960
		201,850,476
Biotechnology — 2.6%
Anika Therapeutics, Inc.(a)(b)(c)	1,082,844	32,052,182
Arcus Biosciences, Inc.(a)(b)(c)	3,877,220	80,180,910
Avid Bioservices, Inc.(a)(b)(c)	4,623,259	63,662,276
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	7,095,727	131,980,522
Coherus Biosciences, Inc.(a)(b)(c)	4,816,935	38,150,125
Cytokinetics, Inc.(a)(b)(c)	7,025,416	321,904,561
Dynavax Technologies Corp.(a)(b)(c)	8,770,278	93,315,758
Eagle Pharmaceuticals, Inc.(a)(b)(c)	771,757	22,558,457
Emergent BioSolutions, Inc.(a)(b)(c)	3,290,799	38,864,336
Enanta Pharmaceuticals, Inc.(a)(b)(c)	1,443,891	67,169,809
Ironwood Pharmaceuticals, Inc., Class A(a)(b)(c)	9,914,589	122,841,758
iTeos Therapeutics, Inc.(a)(b)(c)	1,829,118	35,722,675
Myriad Genetics, Inc.(a)(b)(c)	6,023,465	87,400,477
Organogenesis Holdings, Inc., Class A(b)(c)	5,308,988	14,281,178
REGENXBIO, Inc.(a)(b)(c)	2,811,632	63,767,814
uniQure NV(a)(b)(c)	3,067,212	69,533,696
Vanda Pharmaceuticals, Inc.(a)(b)(c)	4,229,491	31,255,938
Vericel Corp.(a)(b)(c)	3,499,986	92,189,631
Vir Biotechnology, Inc.(b)(c)	5,643,431	142,835,239
Xencor, Inc.(a)(b)(c)	4,457,044	116,061,426
		1,665,728,768
Building Products — 2.1%
AAON, Inc.(a)(c)	3,114,482	234,582,784
American Woodmark Corp.(a)(b)(c)	1,231,967	60,193,908
Apogee Enterprises, Inc.(a)	1,645,978	73,180,182
Gibraltar Industries, Inc.(a)(b)(c)	2,295,380	105,312,034
Griffon Corp.(a)(c)	3,510,149	125,628,233
Insteel Industries, Inc.(a)(c)	1,456,280	40,076,826
Masterbrand, Inc.(a)(b)	9,580,856	72,335,463

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
PGT Innovations, Inc.(a)(b)(c)	4,474,042	$ 80,353,794
Quanex Building Products Corp.(a)(c)	2,455,399	58,143,848
Resideo Technologies, Inc.(a)(b)(c)	10,808,111	177,793,426
UFP Industries, Inc.(a)(c)	4,567,543	361,977,783
		1,389,578,281
Capital Markets — 1.0%
B Riley Financial, Inc.	1,187,246	40,603,813
Blucora, Inc.(a)(b)(c)	3,548,981	90,605,485
Brightsphere Investment Group, Inc.(a)(c)	2,395,336	49,296,015
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,855,100	71,699,615
Piper Sandler Cos.(a)	1,047,292	136,346,945
StoneX Group, Inc.(a)(b)(c)	1,276,400	121,640,920
Virtus Investment Partners, Inc.(a)	503,835	96,454,172
WisdomTree, Inc.(a)	8,258,596	45,009,348
		651,656,313
Chemicals — 3.0%
AdvanSix, Inc.(a)(c)	2,043,172	77,681,399
American Vanguard Corp.(a)	2,060,993	44,744,158
Balchem Corp.(a)	2,381,326	290,783,718
FutureFuel Corp.(c)	1,913,729	15,558,617
Hawkins, Inc.(a)(c)	1,402,067	54,119,786
HB Fuller Co.(a)(c)	3,950,689	282,948,346
Innospec, Inc.(a)(c)	1,835,257	188,774,535
Koppers Holdings, Inc.(a)(c)	1,548,885	43,678,557
Livent Corp.(a)(b)(c)	13,292,288	264,117,763
Mativ Holdings, Inc.(a)	4,081,214	85,297,373
Minerals Technologies, Inc.(a)(c)	2,404,856	146,022,856
Quaker Chemical Corp.(a)(c)	1,009,962	168,562,658
Rayonier Advanced Materials, Inc.(a)(b)(c)	4,741,344	45,516,902
Stepan Co.(a)(c)	1,564,901	166,599,360
Tredegar Corp.(a)	1,904,942	19,468,507
Trinseo PLC(a)	2,608,254	59,233,448
		1,953,107,983
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.(a)(c)	4,902,235	217,757,279
Brady Corp., Class A, NVS	3,437,164	161,890,424
CoreCivic, Inc.(a)(b)	8,521,793	98,511,927
Deluxe Corp.(a)	3,197,073	54,286,300
GEO Group, Inc.(a)(b)(c)	8,774,972	96,085,943
Harsco Corp.(a)(b)(c)	5,937,354	37,345,957
Healthcare Services Group, Inc.(a)	5,491,141	65,893,692
HNI Corp.(a)	3,065,757	87,159,472
Interface, Inc., Class A(a)(c)	4,311,372	42,553,242
KAR Auction Services, Inc.(a)(b)(c)	8,071,619	105,334,628
Matthews International Corp., Class A(a)	2,268,407	69,050,309
MillerKnoll, Inc.(a)	5,599,791	117,651,609
Pitney Bowes, Inc.	7,894,604	29,999,495
UniFirst Corp.(a)(c)	1,117,352	215,637,762
Viad Corp.(a)(b)	1,541,788	37,604,209
		1,436,762,248
Communications Equipment — 1.4%
ADTRAN Holdings, Inc.(a)(c)	5,268,459	98,994,345
Clearfield, Inc.(a)(b)(c)	852,743	80,277,226
Comtech Telecommunications Corp.(a)	2,052,654	24,919,220
Digi International, Inc.(a)(b)(c)	2,624,318	95,918,823
Extreme Networks, Inc.(b)(c)	5,838,562	106,904,070
Harmonic, Inc.(a)(b)(c)	7,849,561	102,829,249
NETGEAR, Inc.(a)(b)	2,144,368	38,834,504
Security	Shares	Value
Communications Equipment (continued)
NetScout Systems, Inc.(a)(b)(c)	5,071,241	$ 164,866,045
Viavi Solutions, Inc.(a)(b)(c)	16,774,822	176,303,379
		889,846,861
Construction & Engineering — 1.1%
Arcosa, Inc.(a)(c)	3,583,342	194,718,804
Comfort Systems U.S.A., Inc.(a)	2,650,015	304,963,726
Granite Construction, Inc.(a)(c)	3,240,939	113,659,731
MYR Group, Inc.(a)(b)(c)	1,230,344	113,277,772
		726,620,033
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.(c)	1,729,161	65,120,203
Encore Capital Group, Inc.(a)(b)(c)	1,733,297	83,094,258
Enova International, Inc.(a)(b)(c)	2,331,693	89,467,060
EZCORP, Inc., Class A, NVS(b)(c)	3,978,962	32,428,540
Green Dot Corp., Class A(a)(b)(c)	3,464,019	54,800,781
LendingTree, Inc.(a)(b)(c)	816,493	17,415,796
PRA Group, Inc.(a)(b)(c)	2,888,773	97,582,752
PROG Holdings, Inc.(a)(b)(c)	3,708,271	62,632,697
World Acceptance Corp.(b)(c)	245,124	16,163,477
		518,705,564
Containers & Packaging — 0.4%
Myers Industries, Inc.(a)	2,705,033	60,132,884
O-I Glass, Inc.(a)(b)(c)	11,496,802	190,502,009
		250,634,893
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(a)(b)(c)	3,380,035	119,991,242
Frontdoor, Inc.(a)(b)(c)	6,039,475	125,621,080
Mister Car Wash, Inc.(b)(c)	5,901,194	54,468,021
Perdoceo Education Corp.(a)(b)(c)	4,978,412	69,199,927
Strategic Education, Inc.(a)(c)	1,649,185	129,164,169
Stride, Inc.(a)(b)(c)	3,032,999	94,872,209
WW International, Inc.(a)(b)(c)	3,979,409	15,360,519
		608,677,167
Diversified Telecommunication Services — 0.4%
ATN International, Inc.(a)	794,441	35,996,122
Cogent Communications Holdings, Inc.(a)	3,166,527	180,745,361
Consolidated Communications Holdings, Inc.(b)(c)	5,473,780	19,596,132
		236,337,615
Electrical Equipment — 0.4%
AZZ, Inc.(a)	1,842,679	74,075,696
Encore Wire Corp.(a)(c)	1,359,349	186,992,048
Powell Industries, Inc.(a)(c)	672,397	23,654,926
		284,722,670
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.(a)(c)	2,770,249	237,631,959
Arlo Technologies, Inc.(a)(b)(c)	6,522,635	22,894,449
Badger Meter, Inc.(a)(c)	2,168,961	236,481,818
Benchmark Electronics, Inc.(a)(c)	2,607,110	69,583,766
CTS Corp.(a)(c)	2,362,797	93,141,458
ePlus, Inc.(a)(b)(c)	1,994,235	88,304,726
Fabrinet(a)(b)(c)	2,711,209	347,631,218
FARO Technologies, Inc.(a)(b)(c)	1,391,868	40,934,838
Insight Enterprises, Inc.(a)(b)(c)	2,245,622	225,168,518
Itron, Inc.(a)(b)(c)	3,348,032	169,577,821
Knowles Corp.(a)(b)(c)	6,740,290	110,675,562
Methode Electronics, Inc.(a)(c)	2,710,554	120,267,281
OSI Systems, Inc.(a)(b)(c)	1,165,629	92,690,818
PC Connection, Inc.(c)	846,025	39,678,572

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Plexus Corp.(a)(b)(c)	2,051,180	$ 211,127,957
Rogers Corp.(a)(b)(c)	1,387,079	165,534,008
Sanmina Corp.(a)(b)(c)	4,255,833	243,816,673
ScanSource, Inc.(a)(b)(c)	1,839,988	53,764,449
TTM Technologies, Inc.(a)(b)(c)	7,574,686	114,226,265
		2,683,132,156
Energy Equipment & Services — 2.3%
Archrock, Inc.(a)	9,918,723	89,070,133
Bristow Group, Inc.(a)(b)(c)	1,744,227	47,320,879
Core Laboratories NV(a)(c)	3,465,418	70,244,023
DMC Global, Inc.(a)(b)(c)	1,380,807	26,842,888
Dril-Quip, Inc.(a)(b)(c)	2,514,034	68,306,304
Helix Energy Solutions Group, Inc.(a)(b)(c)	10,651,459	78,607,767
Helmerich & Payne, Inc.(a)	7,802,269	386,758,474
Nabors Industries Ltd.(a)(b)(c)	662,971	102,674,319
Oceaneering International, Inc.(a)(b)(c)	7,430,479	129,959,078
Oil States International, Inc.(a)(b)(c)	4,773,549	35,610,676
Patterson-UTI Energy, Inc.(a)(c)	16,067,439	270,575,673
ProPetro Holding Corp.(a)(b)(c)	7,131,641	73,955,117
RPC, Inc.(c)	6,167,232	54,826,692
U.S. Silica Holdings, Inc.(a)(b)(c)	5,645,357	70,566,963
		1,505,318,986
Entertainment — 0.1%
Cinemark Holdings, Inc.(a)(b)(c)	7,943,549	68,791,134
Marcus Corp.(a)(c)	1,819,497	26,182,562
		94,973,696
Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust(a)	6,879,130	98,715,515
Agree Realty Corp.(a)(c)	6,563,234	465,530,188
Alexander & Baldwin, Inc.(a)	5,376,480	100,701,470
American Assets Trust, Inc.(a)(c)	3,806,082	100,861,173
Armada Hoffler Properties, Inc.(a)	5,019,903	57,728,884
Brandywine Realty Trust(a)	12,760,525	78,477,229
CareTrust REIT, Inc.(a)	7,190,805	133,605,157
Centerspace(a)	1,116,865	65,526,470
Chatham Lodging Trust(a)(c)	3,643,881	44,710,420
Community Healthcare Trust, Inc.(a)	1,757,790	62,928,882
DiamondRock Hospitality Co.(a)	15,516,879	127,083,239
Easterly Government Properties, Inc.(a)(c)	6,330,033	90,329,571
Elme Communities(a)	6,486,022	115,451,192
Essential Properties Realty Trust, Inc.(a)	10,550,778	247,626,760
Four Corners Property Trust, Inc.(a)	6,216,647	161,197,657
Franklin Street Properties Corp.(a)(c)	6,901,791	18,841,889
Getty Realty Corp.(a)(c)	2,962,711	100,287,767
Global Net Lease, Inc.(a)	7,692,645	96,696,548
Hersha Hospitality Trust, Class A(a)	2,468,422	21,030,955
Hudson Pacific Properties, Inc.(a)	9,504,453	92,478,328
Industrial Logistics Properties Trust(a)(c)	4,930,776	16,123,638
Innovative Industrial Properties, Inc.(a)	2,072,939	210,092,368
iStar, Inc.(a)	6,402,782	48,853,227
LTC Properties, Inc.(a)(c)	3,001,923	106,658,324
LXP Industrial Trust(a)	20,432,763	204,736,285
NexPoint Residential Trust, Inc.(a)(c)	1,351,111	58,800,351
Office Properties Income Trust(a)	3,599,527	48,053,685
Orion Office REIT, Inc.(a)(c)	4,223,147	36,065,675
Outfront Media, Inc.(a)	8,573,802	142,153,637
Retail Opportunity Investments Corp.(a)	8,509,433	127,896,778
RPT Realty(a)	6,359,254	63,846,910
Safehold, Inc.(c)	1,801,729	51,565,484
Saul Centers, Inc.	956,352	38,904,399
Service Properties Trust(a)	12,347,736	90,014,995
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
SITE Centers Corp.(c)	9,273,175	$ 126,671,571
Summit Hotel Properties, Inc.(a)(c)	8,002,704	57,779,523
Sunstone Hotel Investors, Inc.(a)(c)	15,592,532	150,623,859
Tanger Factory Outlet Centers, Inc.(a)	7,733,082	138,731,491
Uniti Group, Inc.(a)	17,579,753	97,216,034
Universal Health Realty Income Trust(a)	947,715	45,234,437
Urban Edge Properties(a)(c)	8,703,421	122,631,202
Urstadt Biddle Properties, Inc., Class A(a)(c)	1,947,702	36,908,953
Veris Residential, Inc.(a)(b)	5,873,152	93,559,311
Whitestone REIT(a)	3,485,954	33,604,597
Xenia Hotels & Resorts, Inc.(a)	8,438,922	111,224,992
		4,537,761,020
Food & Staples Retailing — 0.8%
Andersons, Inc.(a)(c)	2,307,115	80,725,954
Chefs’ Warehouse, Inc.(a)(b)(c)	2,539,329	84,508,869
PriceSmart, Inc.(a)	1,855,241	112,761,548
SpartanNash Co.(a)	2,614,478	79,061,815
United Natural Foods, Inc.(a)(b)(c)	4,321,364	167,280,000
		524,338,186
Food Products — 2.1%
B&G Foods, Inc.(a)(c)	5,361,434	59,779,989
Calavo Growers, Inc.(a)	1,326,783	39,007,420
Cal-Maine Foods, Inc.(a)	2,812,927	153,163,875
Fresh Del Monte Produce, Inc.	2,269,587	59,440,484
Hain Celestial Group, Inc.(a)(b)(c)	6,619,320	107,100,598
Hostess Brands, Inc., Class A(a)(b)(c)	9,921,795	222,645,080
J & J Snack Foods Corp.(a)(c)	1,109,373	166,084,232
John B Sanfilippo & Son, Inc.(a)	661,780	53,815,950
Seneca Foods Corp., Class A(a)(b)	392,167	23,902,579
Simply Good Foods Co.(a)(b)(c)	6,235,616	237,140,476
Tootsie Roll Industries, Inc.(c)	1,314,036	55,938,513
TreeHouse Foods, Inc.(a)(b)(c)	3,740,506	184,706,186
		1,362,725,382
Gas Utilities — 0.9%
Chesapeake Utilities Corp.(a)(c)	1,160,005	137,089,391
Northwest Natural Holding Co.(a)	2,606,540	124,045,239
South Jersey Industries, Inc.(a)	9,075,085	322,437,770
		583,572,400
Health Care Equipment & Supplies — 2.9%
AngioDynamics, Inc.(a)(b)(c)	2,924,507	40,270,461
Artivion, Inc.(a)(b)(c)	3,012,936	36,516,784
Avanos Medical, Inc.(a)(b)(c)	3,446,224	93,254,821
Cardiovascular Systems, Inc.(a)(b)(c)	3,063,507	41,724,965
CONMED Corp.(a)(c)	2,258,900	200,228,896
Cutera, Inc.(a)(b)(c)	1,328,596	58,750,515
Embecta Corp.(a)	4,286,231	108,398,782
Glaukos Corp.(a)(b)(c)	3,535,199	154,417,492
Heska Corp.(a)(b)(c)	760,752	47,288,344
Inogen, Inc.(a)(b)(c)	1,704,318	33,592,108
Integer Holdings Corp.(a)(b)(c)	2,455,265	168,087,442
LeMaitre Vascular, Inc.(a)(c)	1,434,960	66,036,859
Meridian Bioscience, Inc.(a)(b)(c)	3,242,294	107,676,584
Merit Medical Systems, Inc.(a)(b)(c)	4,217,910	297,868,804
Mesa Laboratories, Inc.(a)(c)	373,165	62,023,755
NuVasive, Inc.(a)(b)(c)	3,862,246	159,279,025
OraSure Technologies, Inc.(a)(b)(c)	5,416,211	26,106,137
Orthofix Medical, Inc.(a)(b)(c)	1,497,258	30,738,707
Surmodics, Inc.(a)(b)(c)	1,038,002	35,416,628
Varex Imaging Corp.(a)(b)(c)	2,957,244	60,032,053

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimvie, Inc.(a)(b)(c)	1,567,420	$ 14,639,703
Zynex, Inc.(b)(c)	1,610,030	22,395,517
		1,864,744,382
Health Care Providers & Services — 3.1%
AdaptHealth Corp.(b)(c)	5,691,644	109,393,398
Addus HomeCare Corp.(a)(b)(c)	1,193,929	118,783,996
Agiliti, Inc.(b)(c)	2,469,691	40,280,660
AMN Healthcare Services, Inc.(a)(b)(c)	3,211,326	330,188,539
Apollo Medical Holdings, Inc.(a)(b)(c)	2,931,364	86,739,061
Community Health Systems, Inc.(a)(b)(c)	9,285,566	40,113,645
CorVel Corp.(b)(c)	678,182	98,560,190
Cross Country Healthcare, Inc.(a)(b)(c)	2,625,967	69,771,943
Enhabit, Inc.(a)(b)(c)	3,710,737	48,833,299
Ensign Group, Inc.(a)(c)	4,111,505	388,989,488
Fulgent Genetics, Inc.(b)(c)	1,461,850	43,533,893
Joint Corp.(a)(b)(c)	1,076,925	15,055,412
ModivCare, Inc.(a)(b)(c)	945,873	84,873,184
Owens & Minor, Inc.(a)	5,649,847	110,341,512
Pediatrix Medical Group, Inc.(a)(b)(c)	6,072,056	90,230,752
Pennant Group, Inc.(a)(b)(c)	2,116,721	23,241,597
RadNet, Inc.(b)(c)	2,484,582	46,784,679
Select Medical Holdings Corp.(a)(c)	7,718,478	191,649,809
U.S. Physical Therapy, Inc.(a)(c)	971,204	78,696,660
		2,016,061,717
Health Care Technology — 0.6%
Computer Programs and Systems, Inc.(a)(b)(c)	1,054,551	28,704,878
HealthStream, Inc.(a)(b)(c)	1,805,631	44,851,874
NextGen Healthcare, Inc.(a)(b)(c)	4,058,627	76,221,015
OptimizeRx Corp.(a)(b)(c)	1,271,339	21,358,495
Simulations Plus, Inc.(a)(c)	1,196,844	43,768,585
Veradigm, Inc.(a)(b)(c)	8,088,117	142,674,384
		357,579,231
Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.(a)(b)(c)	1,733,725	45,735,666
Bloomin’ Brands, Inc.(a)	6,506,424	130,909,251
Brinker International, Inc.(a)(b)(c)	3,274,077	104,475,797
Cheesecake Factory, Inc.(a)(c)	3,544,062	112,382,206
Chuy’s Holdings, Inc.(a)(b)(c)	1,333,820	37,747,106
Dave & Buster’s Entertainment, Inc.(a)(b)(c)	3,110,188	110,225,063
Dine Brands Global, Inc.(a)	1,169,833	75,571,212
El Pollo Loco Holdings, Inc.(c)	1,480,065	14,741,447
Golden Entertainment, Inc.(a)(b)(c)	1,639,856	61,330,614
Jack in the Box, Inc.(a)	1,567,933	106,980,069
Monarch Casino & Resort, Inc.(a)(b)(c)	983,776	75,642,537
Ruth’s Hospitality Group, Inc.(a)	2,246,503	34,775,866
Shake Shack, Inc., Class A(a)(b)(c)	2,765,506	114,851,464
Six Flags Entertainment Corp.(a)(b)(c)	5,484,911	127,524,181
		1,152,892,479
Household Durables — 2.5%
Cavco Industries, Inc.(a)(b)(c)	614,023	138,922,704
Century Communities, Inc.(a)(c)	2,095,687	104,805,307
Ethan Allen Interiors, Inc.(a)	1,690,489	44,662,719
Green Brick Partners, Inc.(b)(c)	1,975,705	47,871,332
Installed Building Products, Inc.(a)(c)	1,738,173	148,787,609
iRobot Corp.(a)(b)(c)	2,024,416	97,435,142
La-Z-Boy, Inc.(a)	3,189,681	72,788,520
LGI Homes, Inc.(a)(b)(c)	1,518,869	140,647,269
M/I Homes, Inc.(a)(b)	2,032,898	93,879,230
MDC Holdings, Inc.(a)	4,225,081	133,512,560
Meritage Homes Corp.(a)(b)	2,710,083	249,869,653
Sonos, Inc.(a)(b)(c)	9,430,388	159,373,557
Security	Shares	Value
Household Durables (continued)
Tri Pointe Homes, Inc.(a)(b)(c)	7,478,700	$ 139,029,033
Universal Electronics, Inc.(a)(b)(c)	910,434	18,946,132
		1,590,530,767
Household Products — 0.5%
Central Garden & Pet Co.(b)(c)	721,226	27,009,914
Central Garden & Pet Co., Class A, NVS(b)(c)	3,071,912	109,974,450
WD-40 Co.(a)(c)	1,006,378	162,238,197
		299,222,561
Insurance — 2.5%
Ambac Financial Group, Inc.(b)	2,217,455	38,672,415
American Equity Investment Life Holding Co.(a)(c)	5,144,382	234,686,707
AMERISAFE, Inc.(a)	1,419,792	73,786,590
Assured Guaranty Ltd.(a)(c)	4,443,189	276,632,947
Employers Holdings, Inc.(a)	1,722,658	74,298,240
Genworth Financial, Inc., Class A(a)(b)(c)	31,035,879	164,179,800
HCI Group, Inc.(a)	512,740	20,299,377
Horace Mann Educators Corp.(a)	2,732,195	102,102,127
James River Group Holdings Ltd.(a)(c)	2,635,146	55,100,903
Mercury General Corp.	1,969,879	67,369,862
Palomar Holdings, Inc.(a)(b)(c)	1,870,156	84,456,245
ProAssurance Corp.(a)	3,525,618	61,592,546
Safety Insurance Group, Inc.(a)	981,992	82,742,646
SiriusPoint Ltd.(b)(c)	6,296,023	37,146,536
Stewart Information Services Corp.(a)	1,886,670	80,617,409
Trupanion, Inc.(a)(b)(c)	2,605,731	123,850,394
United Fire Group, Inc.(a)(c)	1,615,372	44,196,578
Universal Insurance Holdings, Inc.(a)	2,056,271	21,775,910
		1,643,507,232
Interactive Media & Services — 0.5%
Cars.com, Inc.(a)(b)(c)	4,591,345	63,222,821
QuinStreet, Inc.(a)(b)(c)	3,737,095	53,627,313
Shutterstock, Inc.(c)	1,778,491	93,762,046
Yelp, Inc.(a)(b)(c)	5,165,587	141,227,149
		351,839,329
Internet & Direct Marketing Retail — 0.1%
Liquidity Services, Inc.(a)(b)(c)	2,026,115	28,487,177
PetMed Express, Inc.(a)	1,566,915	27,734,396
		56,221,573
IT Services — 1.2%
CSG Systems International, Inc.(a)(c)	2,246,633	128,507,408
EVERTEC, Inc.(a)	4,832,071	156,462,459
Payoneer Global, Inc.(b)(c)	14,733,354	80,591,446
Perficient, Inc.(a)(b)(c)	2,566,181	179,196,419
Sabre Corp.(a)(b)(c)	24,334,551	150,387,525
TTEC Holdings, Inc.	1,411,949	62,309,309
Unisys Corp.(a)(b)(c)	5,092,022	26,020,232
		783,474,798
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.(a)	1,309,404	66,282,030
Vista Outdoor, Inc.(a)(b)(c)	4,192,825	102,179,145
		168,461,175
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)(b)(c)	2,535,733	46,150,341
NeoGenomics, Inc.(a)(b)(c)	9,414,401	86,989,065
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	—
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	—
		133,139,406

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 4.9%
3D Systems Corp.(a)(b)(c)	9,728,681	$ 71,992,239
Alamo Group, Inc.(a)(c)	762,676	107,994,922
Albany International Corp., Class A(a)(c)	2,304,674	227,217,810
Astec Industries, Inc.(a)(c)	1,683,335	68,444,401
Barnes Group, Inc.(a)(c)	3,747,613	153,089,991
CIRCOR International, Inc.(a)(b)(c)	1,509,237	36,161,319
Enerpac Tool Group Corp.(a)(c)	4,214,974	107,271,088
EnPro Industries, Inc.(a)(c)	1,541,658	167,562,808
ESCO Technologies, Inc.(a)(c)	1,915,905	167,718,324
Federal Signal Corp.(a)(c)	4,493,585	208,816,895
Franklin Electric Co., Inc.(a)(c)	2,883,286	229,942,059
Greenbrier Cos., Inc.(a)	2,438,913	81,776,753
Hillenbrand, Inc.(a)(c)	5,147,095	219,626,544
John Bean Technologies Corp.(a)(c)	2,360,850	215,616,431
Lindsay Corp.(a)(c)	813,722	132,514,628
Mueller Industries, Inc.(a)(c)	4,213,936	248,622,224
Proto Labs, Inc.(a)(b)(c)	2,009,824	51,310,807
SPX Technologies, Inc.(a)(b)(c)	3,348,611	219,836,312
Standex International Corp.(a)(c)	888,357	90,976,640
Tennant Co.(a)(c)	1,378,274	84,860,330
Titan International, Inc.(a)(b)(c)	3,804,817	58,289,796
Trinity Industries, Inc.(a)	6,032,569	178,383,065
Wabash National Corp.(a)	3,553,446	80,307,880
		3,208,333,266
Marine — 0.3%
Matson, Inc.(a)(c)	2,799,881	175,020,561
Media — 0.5%
AMC Networks, Inc., Class A(a)(b)(c)	2,097,201	32,863,140
EW Scripps Co., Class A, NVS(a)(b)(c)	4,335,006	57,178,729
Gannett Co., Inc.(a)(b)(c)	10,622,113	21,562,889
Scholastic Corp., NVS(c)	2,203,090	86,933,931
TechTarget, Inc.(a)(b)(c)	1,999,517	88,098,719
Thryv Holdings, Inc.(a)(b)(c)	2,286,472	43,442,968
		330,080,376
Metals & Mining — 1.8%
Arconic Corp.(a)(b)(c)	7,522,169	159,169,096
ATI, Inc.(a)(b)(c)	9,590,374	286,368,568
Carpenter Technology Corp.(a)(c)	3,590,250	132,623,835
Century Aluminum Co.(b)(c)	3,814,528	31,202,839
Compass Minerals International, Inc.(a)(c)	2,522,117	103,406,797
Haynes International, Inc.(a)(c)	927,690	42,386,156
Kaiser Aluminum Corp.(a)	1,181,466	89,744,157
Materion Corp.(a)(c)	1,521,338	133,132,288
Olympic Steel, Inc.(a)(c)	721,717	24,235,257
SunCoke Energy, Inc.(a)	6,181,462	53,346,017
TimkenSteel Corp.(a)(b)(c)	2,933,382	53,299,551
Warrior Met Coal, Inc.(c)	2,470,246	85,569,321
		1,194,483,882
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.(a)	9,586,372	103,149,363
ARMOUR Residential REIT, Inc.(a)	9,793,252	55,136,009
Ellington Financial, Inc.(a)	4,263,428	52,738,604
Franklin BSP Realty Trust, Inc.(a)	6,113,182	78,860,048
Granite Point Mortgage Trust, Inc.(a)	3,932,111	21,076,115
Invesco Mortgage Capital, Inc.(a)	2,620,095	33,353,809
KKR Real Estate Finance Trust, Inc.(a)	4,252,418	59,363,755
New York Mortgage Trust, Inc.(a)	27,502,096	70,405,366
PennyMac Mortgage Investment Trust(a)	6,590,971	81,662,131
Ready Capital Corp.(a)	7,289,839	81,208,806
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.(a)	8,401,204	$ 56,792,139
Two Harbors Investment Corp.(a)	6,433,005	101,448,489
		795,194,634
Multiline Retail — 0.0%
Big Lots, Inc.(a)	2,151,173	31,622,243
Multi-Utilities — 0.5%
Avista Corp.(a)	5,307,363	235,328,475
Unitil Corp.(a)	1,188,832	61,058,412
		296,386,887
Oil, Gas & Consumable Fuels — 2.2%
Callon Petroleum Co.(a)(b)(c)	3,789,612	140,556,709
Civitas Resources, Inc.	3,847,385	222,879,013
CONSOL Energy, Inc.(a)	2,429,143	157,894,295
Dorian LPG Ltd.(a)	2,372,927	44,966,967
Green Plains, Inc.(a)(b)(c)	3,620,332	110,420,126
Par Pacific Holdings, Inc.(b)(c)	2,888,579	67,159,462
Ranger Oil Corp., Class A(c)	1,417,191	57,297,032
REX American Resources Corp.(a)(b)(c)	1,149,556	36,624,854
SM Energy Co.(a)	9,099,568	316,937,953
Talos Energy, Inc.(a)(b)(c)	4,859,372	91,744,943
Vital Energy, Inc.(a)(b)(c)	1,246,198	64,079,501
World Fuel Services Corp.(a)(c)	4,588,873	125,413,899
		1,435,974,754
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)(c)	1,250,133	47,267,529
Mercer International, Inc.(c)	2,991,474	34,820,757
Sylvamo Corp.(a)	2,451,222	119,104,877
		201,193,163
Personal Products — 1.2%
Edgewell Personal Care Co.(a)(c)	3,840,781	148,023,700
elf Beauty, Inc.(a)(b)(c)	3,726,859	206,095,303
Inter Parfums, Inc.(c)	1,322,916	127,687,852
Medifast, Inc.(a)	809,853	93,416,544
Nu Skin Enterprises, Inc., Class A(a)	3,662,492	154,410,663
USANA Health Sciences, Inc.(b)(c)	830,685	44,192,442
		773,826,504
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(a)(b)(c)	2,794,063	78,289,645
ANI Pharmaceuticals, Inc.(a)(b)(c)	901,038	36,248,759
Cara Therapeutics, Inc.(a)(b)(c)	3,371,930	36,214,528
Collegium Pharmaceutical, Inc.(a)(b)(c)	2,488,246	57,727,307
Corcept Therapeutics, Inc.(a)(b)(c)	7,110,153	144,407,207
Harmony Biosciences Holdings, Inc.(b)(c)	2,203,645	121,420,839
Innoviva, Inc.(a)(b)(c)	4,663,985	61,797,801
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,197,045	79,962,606
Nektar Therapeutics(a)(b)(c)	14,077,310	31,814,721
Pacira BioSciences, Inc.(a)(b)(c)	3,400,300	131,285,583
Phibro Animal Health Corp., Class A(a)	1,507,402	20,214,261
Prestige Consumer Healthcare, Inc.(a)(b)(c)	3,670,156	229,751,766
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,993,487	142,447,681
		1,171,582,704
Professional Services — 1.4%
Exponent, Inc.(a)(c)	3,752,413	371,826,604
Forrester Research, Inc.(b)	842,710	30,135,310
Heidrick & Struggles International, Inc.(a)	1,472,427	41,183,783
Kelly Services, Inc., Class A, NVS(c)	2,579,184	43,588,210
Korn Ferry(a)(c)	3,955,813	200,243,254
NV5 Global, Inc.(a)(b)(c)	922,529	122,069,037

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Resources Connection, Inc.(a)(c)	2,378,546	$ 43,717,675
TrueBlue, Inc.(a)(b)(c)	2,444,619	47,865,640
		900,629,513
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.(a)(b)(c)	8,114,417	51,851,125
Cushman & Wakefield PLC(b)(c)	8,966,040	111,716,858
Douglas Elliman, Inc.(a)	5,067,208	20,623,537
Marcus & Millichap, Inc.(c)	1,838,144	63,324,061
RE/MAX Holdings, Inc., Class A	1,352,265	25,206,220
St Joe Co.(c)	2,507,689	96,922,180
		369,643,981
Road & Rail — 0.4%
ArcBest Corp.(a)(c)	1,809,609	126,745,014
Heartland Express, Inc.(c)	3,451,858	52,951,502
Marten Transport Ltd.(a)(c)	4,267,526	84,411,664
		264,108,180
Semiconductors & Semiconductor Equipment — 3.4%
Alpha & Omega Semiconductor Ltd.(a)(b)(c)	1,653,492	47,240,266
Axcelis Technologies, Inc.(a)(b)(c)	2,434,322	193,187,794
CEVA, Inc.(a)(b)(c)	1,718,610	43,962,044
Cohu, Inc.(a)(b)(c)	3,529,917	113,133,840
Diodes, Inc.(a)(b)(c)	3,369,513	256,554,720
FormFactor, Inc.(a)(b)(c)	5,708,339	126,896,376
Ichor Holdings Ltd.(a)(b)(c)	2,151,992	57,716,425
Kulicke & Soffa Industries, Inc.(a)(c)	4,303,185	190,458,968
MaxLinear, Inc.(a)(b)(c)	5,356,455	181,851,647
Onto Innovation, Inc.(a)(b)(c)	3,669,415	249,850,467
PDF Solutions, Inc.(a)(b)(c)	2,188,854	62,426,116
Photronics, Inc.(a)(b)(c)	4,595,650	77,344,790
Rambus, Inc.(a)(b)(c)	7,964,899	285,302,682
Semtech Corp.(b)(c)	2,120,333	60,832,354
SMART Global Holdings, Inc.(a)(b)(c)	3,603,645	53,622,238
Ultra Clean Holdings, Inc.(a)(b)(c)	3,371,837	111,776,397
Veeco Instruments, Inc.(a)(b)(c)	3,833,631	71,228,864
		2,183,385,988
Software — 2.4%
8x8, Inc.(a)(b)(c)	8,278,159	35,761,647
A10 Networks, Inc.(a)(c)	4,736,075	78,760,927
Adeia, Inc.(a)	6,854,732	64,982,859
Agilysys, Inc.(a)(b)(c)	1,477,541	116,932,595
Alarm.com Holdings, Inc.(a)(b)(c)	3,698,749	183,014,101
Cerence, Inc.(a)(b)(c)	2,918,926	54,087,699
Consensus Cloud Solutions, Inc.(a)(b)(c)	1,307,917	70,313,618
Digital Turbine, Inc.(a)(b)(c)	6,712,705	102,301,624
Ebix, Inc.(a)(c)	1,740,780	34,745,969
InterDigital, Inc.(a)	2,198,415	108,777,574
LivePerson, Inc.(a)(b)(c)	5,195,563	52,683,009
LiveRamp Holdings, Inc.(a)(b)(c)	4,926,743	115,482,856
OneSpan, Inc.(a)(b)(c)	2,631,658	29,448,253
Progress Software Corp.(a)(c)	3,186,514	160,759,631
SPS Commerce, Inc.(a)(b)(c)	2,670,816	343,012,899
Xperi, Inc.(a)(b)	3,115,512	26,824,558
		1,577,889,819
Specialty Retail — 4.7%
Aaron’s Co., Inc.(a)	2,319,861	27,722,339
Abercrombie & Fitch Co., Class A(a)(b)(c)	3,665,381	83,973,879
Academy Sports & Outdoors, Inc.(a)(c)	5,908,897	310,453,448
American Eagle Outfitters, Inc.(a)	12,910,563	180,231,459
America’s Car-Mart, Inc.(a)(b)(c)	429,495	31,035,309
Asbury Automotive Group, Inc.(a)(b)(c)	1,640,144	293,995,812
Security	Shares	Value
Specialty Retail (continued)
Bed Bath & Beyond, Inc.(b)(c)	5,683,553	$ 14,265,718
Boot Barn Holdings, Inc.(a)(b)(c)	2,209,296	138,125,186
Buckle, Inc.	2,190,543	99,341,125
Caleres, Inc.(a)(c)	2,702,590	60,213,705
Chico’s FAS, Inc.(a)(b)(c)	9,261,760	45,567,859
Children’s Place, Inc.(a)(b)(c)	965,589	35,166,751
Designer Brands, Inc., Class A(a)(c)	3,769,032	36,861,133
Genesco, Inc.(a)(b)(c)	920,212	42,348,156
Group 1 Automotive, Inc.(a)(c)	1,080,576	194,903,493
Guess?, Inc.(c)	2,259,541	46,749,903
Haverty Furniture Cos., Inc.(a)	980,466	29,315,933
Hibbett, Inc.(a)(c)	949,204	64,754,697
Leslie’s, Inc.(a)(b)(c)	10,987,052	134,151,905
MarineMax, Inc.(a)(b)(c)	1,600,545	49,969,015
Monro, Inc.(a)(c)	2,331,257	105,372,816
National Vision Holdings, Inc.(a)(b)(c)	5,847,795	226,660,534
ODP Corp.(a)(b)(c)	2,987,701	136,059,904
Rent-A-Center, Inc.(a)	3,713,513	83,739,718
Sally Beauty Holdings, Inc.(a)(b)(c)	7,931,457	99,301,842
Shoe Carnival, Inc.(c)	1,279,741	30,598,607
Signet Jewelers Ltd.(a)(c)	3,426,981	233,034,708
Sleep Number Corp.(a)(b)(c)	1,636,530	42,517,049
Sonic Automotive, Inc., Class A(a)(c)	1,237,249	60,959,258
Urban Outfitters, Inc.(b)(c)	4,440,281	105,900,702
Zumiez, Inc.(a)(b)(c)	1,160,105	25,220,683
		3,068,512,646
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.(a)(b)(c)	2,461,054	65,439,426
Corsair Gaming, Inc.(b)(c)	2,865,038	38,878,566
		104,317,992
Textiles, Apparel & Luxury Goods — 0.9%
G-III Apparel Group Ltd.(a)(b)(c)	3,167,618	43,428,043
Kontoor Brands, Inc.(a)	3,658,369	146,298,176
Movado Group, Inc.(a)	1,177,635	37,978,729
Oxford Industries, Inc.(a)(c)	1,108,801	103,318,077
Steven Madden Ltd.(a)	5,425,431	173,396,775
Wolverine World Wide, Inc.(a)	5,876,561	64,230,812
		568,650,612
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc.(a)(b)(c)	3,953,616	151,107,204
Capitol Federal Financial, Inc.(a)	9,398,629	81,298,141
Mr. Cooper Group, Inc.(a)(b)(c)	4,187,001	168,024,350
NMI Holdings, Inc., Class A(a)(b)(c)	6,194,311	129,461,100
Northfield Bancorp, Inc.(a)	3,086,429	48,549,528
Provident Financial Services, Inc.(a)	5,217,018	111,435,504
TrustCo Bank Corp.(a)	1,237,621	46,522,173
Walker & Dunlop, Inc.(a)	2,275,171	178,555,420
WSFS Financial Corp.(a)(c)	4,251,315	192,754,622
		1,107,708,042
Tobacco — 0.3%
Universal Corp.(a)	1,819,897	96,108,761
Vector Group Ltd.(a)	9,751,458	115,652,292
		211,761,053
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.(a)	2,858,290	360,230,289
Boise Cascade Co.(a)(c)	2,923,332	200,745,208
DXP Enterprises, Inc.(a)(b)(c)	1,168,269	32,185,811
GMS, Inc.(a)(b)(c)	3,142,710	156,506,958

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
NOW, Inc.(a)(b)	8,185,159	$ 103,951,519
Veritiv Corp.(a)(c)	999,238	121,617,257
		975,237,042
Water Utilities — 1.2%
American States Water Co.(a)(c)	2,738,982	253,492,784
California Water Service Group(a)(c)	4,064,073	246,445,387
Middlesex Water Co.(a)(c)	1,154,264	90,805,949
SJW Group(a)	1,976,586	160,479,017
		751,223,137
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(b)(c)	4,946,785	73,014,547
Shenandoah Telecommunications Co.(a)(c)	3,713,094	58,963,933
Telephone & Data Systems, Inc.(a)	7,397,629	77,601,128
		209,579,608
Total Long-Term Investments — 97.9% (Cost: $62,657,386,497)		63,571,525,526
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(a)(e)(f)	3,690,953,842	3,692,061,129
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(a)(e)	1,214,049,225	1,214,049,225
Total Short-Term Securities — 7.6% (Cost: $4,904,395,313)		4,906,110,354
Total Investments — 105.5% (Cost: $67,561,781,810)		68,477,635,880
Liabilities in Excess of Other Assets — (5.5)%		(3,565,976,802)
Net Assets — 100.0%		$ 64,911,659,078
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.	$ 152,404,409	$ 19,577,220	$ (12,801,260)	$ (4,771,927)	$ (82,416,203)	$ 71,992,239	9,728,681	$ —	$ —
8x8, Inc.	106,604,327	9,387,149	(10,584,870)	(25,893,961)	(43,750,998)	35,761,647	8,278,159	—	—
A10 Networks, Inc.	—	83,001,334	(34,414,575)	21,101,399	9,072,769	78,760,927	4,736,075	—	—
AAON, Inc.	165,097,728	31,967,978	(22,352,013)	4,838,083	55,031,008	234,582,784	3,114,482	1,302,213	—
AAR Corp.	115,530,346	19,621,205	(15,931,119)	3,123,886	(11,436,289)	110,908,029	2,470,112	—	—
Aaron’s Co., Inc.	45,249,919	6,373,075	(5,696,431)	(1,161,718)	(17,042,506)	27,722,339	2,319,861	766,232	—
Abercrombie & Fitch Co., Class A	129,296,574	14,417,793	(22,857,116)	(2,897,857)	(33,985,515)	83,973,879	3,665,381	—	—
ABM Industries, Inc.	222,000,552	36,666,586	(32,486,346)	3,565,162	(11,988,675)	217,757,279	4,902,235	2,810,997	—
Academy Sports & Outdoors, Inc.	247,233,030	43,910,404	(61,069,472)	4,569,983	75,809,503	310,453,448	5,908,897	1,378,450	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Acadia Realty Trust	$ 137,120,154	$ 15,195,177	$ (7,019,604)	$ 1,222,829	$ (47,803,041)	$ 98,715,515	6,879,130	$ 3,641,721	$ —
Addus HomeCare Corp.	106,333,341	19,579,570	(14,021,299)	1,120,951	5,771,433	118,783,996	1,193,929	—	—
Adeia, Inc.(a)	115,255,905	80,473,230	(159,926,887)	407,122	28,773,489	64,982,859	6,854,732	1,006,531	—
Adtalem Global Education, Inc.	105,883,558	22,303,919	(26,209,334)	(837,364)	18,850,463	119,991,242	3,380,035	—	—
ADTRAN Holdings, Inc.	64,475,720	58,373,286	(20,950,206)	74,242	(2,978,697)	98,994,345	5,268,459	1,304,530	—
Advanced Energy Industries, Inc.	232,148,377	38,237,303	(31,168,678)	6,182,375	(7,767,418)	237,631,959	2,770,249	820,945	—
AdvanSix, Inc.	103,129,764	14,224,229	(13,723,205)	3,273,929	(29,223,318)	77,681,399	2,043,172	856,747	—
Aerojet Rocketdyne Holdings, Inc.	210,898,884	44,207,719	(33,068,659)	8,800,309	82,913,890	313,752,143	5,609,729	—	—
AeroVironment, Inc.	155,389,744	36,820,962	(18,585,237)	7,231,725	(22,225,410)	158,631,784	1,851,877	—	—
Agilysys, Inc.	55,832,998	13,890,327	(9,077,911)	4,757,528	51,529,653	116,932,595	1,477,541	—	—
Agree Realty Corp.	338,698,786	148,203,775	(43,462,306)	7,855,275	14,234,658	465,530,188	6,563,234	11,957,218	—
Alamo Group, Inc.	102,110,887	18,831,341	(11,818,235)	3,141,205	(4,270,276)	107,994,922	762,676	390,309	—
Alarm.com Holdings, Inc.	219,126,130	52,252,625	(24,560,340)	4,130,174	(67,934,488)	183,014,101	3,698,749	—	—
Albany International Corp., Class A	195,263,787	34,355,627	(34,263,453)	6,359,118	25,502,731	227,217,810	2,304,674	1,544,784	—
Alexander & Baldwin, Inc.	120,333,884	18,422,811	(14,932,462)	(234,667)	(22,888,096)	100,701,470	5,376,480	3,390,847	—
Allegiance Bancshares, Inc.(b)	59,587,214	1,191,015	(1,714,036)	(240,815)	(14,481,640)	N/A	N/A	374,576	—
Allegiant Travel Co.	176,482,366	21,759,700	(15,336,118)	(2,330,213)	(102,000,304)	78,575,431	1,155,691	—	—
Alpha & Omega Semiconductor Ltd.	—	71,839,153	(16,971,430)	10,439,091	(18,066,548)	47,240,266	1,653,492	—	—
AMC Networks, Inc., Class A	84,999,626	12,950,797	(12,364,696)	(3,789,019)	(48,933,568)	32,863,140	2,097,201	—	—
American Assets Trust, Inc.	143,001,293	11,882,786	(10,945,252)	(722,691)	(42,354,963)	100,861,173	3,806,082	3,630,729	—
American Axle & Manufacturing Holdings, Inc.	63,354,402	13,486,808	(10,172,875)	(3,146,988)	2,873,049	66,394,396	8,490,332	—	—
American Eagle Outfitters, Inc.	—	151,074,486	(5,164,056)	153,180	34,167,849	180,231,459	12,910,563	—	—
American Equity Investment Life Holding Co.	235,483,048	36,987,137	(64,459,846)	6,508,602	20,167,766	234,686,707	5,144,382	1,902,706	—
American Public Education, Inc.(c)	28,333,714	2,755,480	(13,022,878)	(30,408,883)	12,342,567	—	—	—	—
American States Water Co.	235,397,633	39,502,946	(30,671,645)	7,863,754	1,400,096	253,492,784	2,738,982	3,138,467	—
American Vanguard Corp.	38,992,028	11,318,689	(8,272,887)	1,125,775	1,580,553	44,744,158	2,060,993	161,763	—
American Woodmark Corp.	58,267,437	11,495,320	(9,471,912)	(2,938,409)	2,841,472	60,193,908	1,231,967	—	—
America’s Car-Mart, Inc.	34,900,525	7,518,048	(6,928,133)	(2,203,444)	(2,251,687)	31,035,309	429,495	—	—
Ameris Bancorp	205,685,482	12,353,636	(8,382,941)	(1,842,257)	16,925,747	224,739,667	4,767,494	2,115,748	—
AMERISAFE, Inc.	68,577,780	14,434,417	(12,143,743)	(539,032)	3,457,168	73,786,590	1,419,792	7,183,062	—
AMN Healthcare Services, Inc.	353,146,095	61,367,101	(73,648,773)	12,204,501	(22,880,385)	330,188,539	3,211,326	—	—
Amphastar Pharmaceuticals, Inc.	94,656,884	18,142,029	(12,372,409)	2,888,999	(25,025,858)	78,289,645	2,794,063	—	—
Andersons, Inc.	109,438,184	17,322,163	(12,937,712)	1,881,406	(34,978,087)	80,725,954	2,307,115	1,243,261	—
AngioDynamics, Inc.	59,765,035	10,714,288	(7,590,695)	403,169	(23,021,336)	40,270,461	2,924,507	—	—
ANI Pharmaceuticals, Inc.	25,597,584	5,659,268	(6,099,041)	(2,113,596)	13,204,544	36,248,759	901,038	—	—
Anika Therapeutics, Inc.	26,046,427	4,730,897	(3,740,490)	(902,893)	5,918,241	32,052,182	1,082,844	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Anywhere Real Estate, Inc.(d)	$ 130,770,667	$ 16,311,546	$ (17,153,380)	$ (6,353,186)	$ (71,724,522)	$ 51,851,125	8,114,417	$ —	$ —
Apogee Enterprises, Inc.	84,458,297	13,468,113	(17,996,692)	(679,790)	(6,069,746)	73,180,182	1,645,978	1,095,441	—
Apollo Commercial Real Estate Finance, Inc.	131,414,687	17,286,475	(15,183,136)	(4,574,896)	(25,793,767)	103,149,363	9,586,372	9,895,839	—
Apollo Medical Holdings, Inc.(e)	N/A	7,700,246	(3,607,750)	(1,304,244)	(134,518,294)	86,739,061	2,931,364	—	—
Applied Industrial Technologies, Inc.	282,658,706	49,588,405	(38,271,072)	11,733,551	54,520,699	360,230,289	2,858,290	2,869,408	—
ArcBest Corp.	143,182,130	25,138,544	(21,143,909)	5,058,766	(25,490,517)	126,745,014	1,809,609	649,108	—
Archrock, Inc.	88,793,680	19,591,482	(12,711,658)	(1,099,998)	(5,503,373)	89,070,133	9,918,723	4,276,439	—
Arconic Corp.	195,119,102	30,228,002	(30,085,251)	3,107,255	(39,200,012)	159,169,096	7,522,169	—	—
Arcosa, Inc.	198,075,840	32,784,219	(25,929,285)	6,606,468	(16,818,438)	194,718,804	3,583,342	522,111	—
Arcus Biosciences, Inc.	—	142,010,615	(18,023,535)	5,825,741	(49,631,911)	80,180,910	3,877,220	—	—
Arlo Technologies, Inc.	53,460,460	8,582,042	(5,215,755)	505,942	(34,438,240)	22,894,449	6,522,635	—	—
Armada Hoffler Properties, Inc.	70,086,380	13,133,977	(10,050,624)	(856,539)	(14,584,310)	57,728,884	5,019,903	2,698,005	—
ARMOUR Residential REIT, Inc.	53,925,690	33,789,281	(13,208,659)	(7,338,541)	(12,031,762)	55,136,009	9,793,252	6,718,843	—
Artivion, Inc.	60,418,875	10,552,211	(7,411,242)	(772,066)	(26,270,994)	36,516,784	3,012,936	—	—
Asbury Automotive Group, Inc.	265,364,091	45,517,955	(47,707,866)	12,704,114	18,117,518	293,995,812	1,640,144	—	—
Assured Guaranty Ltd.	318,170,834	29,835,208	(76,066,111)	9,025,981	(4,332,965)	276,632,947	4,443,189	3,588,087	—
Astec Industries, Inc.	69,718,136	14,059,981	(10,956,308)	(2,173,752)	(2,203,656)	68,444,401	1,683,335	620,669	—
ATI, Inc.(f)	244,513,581	51,219,494	(37,008,374)	11,892,287	15,751,580	286,368,568	9,590,374	—	—
Atlas Air Worldwide Holdings, Inc.	166,773,819	32,726,959	(34,832,541)	4,585,057	23,268,960	192,522,254	1,909,943	—	—
ATN International, Inc.(e)	N/A	6,660,111	(22,605,220)	15,943,048	(9,328,811)	35,996,122	794,441	300,677	—
Avanos Medical, Inc.	115,498,754	16,919,231	(16,395,096)	(4,573,215)	(18,194,853)	93,254,821	3,446,224	—	—
Avid Bioservices, Inc.	89,677,316	14,821,893	(10,020,374)	(3,322,022)	(27,494,537)	63,662,276	4,623,259	—	—
Avid Technology, Inc.	—	75,844,471	(7,925,146)	(662,273)	(1,817,626)	65,439,426	2,461,054	—	—
Avista Corp.	227,402,896	17,823,617	(6,971,692)	(1,248,856)	(1,677,490)	235,328,475	5,307,363	6,773,000	—
Axcelis Technologies, Inc.	179,950,376	27,221,696	(23,146,074)	7,015,251	2,146,545	193,187,794	2,434,322	—	—
Axos Financial, Inc.	173,668,573	23,102,760	(14,279,923)	1,561,818	(32,946,024)	151,107,204	3,953,616	—	—
AZZ, Inc.	85,248,715	14,640,803	(11,458,675)	(777,970)	(13,577,177)	74,075,696	1,842,679	911,165	—
B&G Foods, Inc.	125,617,072	34,499,274	(13,979,768)	(2,263,469)	(84,093,120)	59,779,989	5,361,434	5,790,657	—
Badger Meter, Inc.	208,791,145	34,163,322	(26,073,859)	8,705,379	10,895,831	236,481,818	2,168,961	1,388,197	—
Balchem Corp.	316,937,446	50,220,486	(39,785,246)	5,220,420	(41,809,388)	290,783,718	2,381,326	1,691,144	—
Banc of California, Inc.	75,436,879	11,424,864	(7,568,698)	497,166	(14,150,264)	65,639,947	4,120,524	710,488	—
Bancorp, Inc.	112,651,582	1,191,754	(783,852)	(491,079)	451,142	113,019,547	3,982,366	—	—
BankUnited, Inc.	243,143,815	9,501,841	(13,985,285)	3,079,511	(58,079,073)	183,660,809	5,406,559	4,106,132	—
Banner Corp.	130,580,723	10,451,628	—	—	10,626,098	151,658,449	2,399,659	3,018,678	—
Barnes Group, Inc.	133,984,216	29,012,154	(15,553,141)	(2,144,254)	7,791,016	153,089,991	3,747,613	1,680,472	—
Bed Bath & Beyond, Inc.(b)	155,271,105	8,455,922	(19,580,472)	(8,343,265)	(85,284,491)	N/A	N/A	—	—
Benchmark Electronics, Inc.	63,315,343	12,828,501	(10,778,451)	208,871	4,009,502	69,583,766	2,607,110	1,259,063	—
Berkshire Hills Bancorp, Inc.	92,929,531	—	(3,082,907)	(1,914,274)	4,506,042	92,438,392	3,091,585	1,312,409	—
Big Lots, Inc.	75,631,586	9,313,255	(10,520,990)	(5,327,887)	(37,473,721)	31,622,243	2,151,173	1,926,240	—
BioLife Solutions, Inc.	48,785,285	13,909,019	(5,053,498)	(1,813,087)	(9,677,378)	46,150,341	2,535,733	—	—
BJ’s Restaurants, Inc.	47,205,475	8,365,918	(6,700,739)	(1,414,828)	(1,720,160)	45,735,666	1,733,725	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,943,104,221	747,158,254(g)	—	(51,995)	1,850,649	3,692,061,129	3,690,953,842	7,557,034(h)	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 1,155,360,000	$ 58,689,225(g)	$ —	$ —	$ —	$ 1,214,049,225	1,214,049,225	$ 16,102,182	$ 976
Bloomin’ Brands, Inc.	127,477,631	33,867,390	(19,499,154)	(687,401)	(10,249,215)	130,909,251	6,506,424	2,575,442	—
Blucora, Inc.	68,374,913	14,072,423	(12,232,957)	(180,395)	20,571,501	90,605,485	3,548,981	—	—
Boise Cascade Co.	195,603,483	33,389,141	(26,825,090)	8,469,538	(9,891,864)	200,745,208	2,923,332	10,941,155	—
Boot Barn Holdings, Inc.	201,268,176	26,411,013	(20,780,700)	3,879,936	(72,653,239)	138,125,186	2,209,296	—	—
Bottomline Technologies DE, Inc.(c)	156,807,601	2,758,945	(160,448,424)	42,629,208	(41,747,330)	—	—	—	—
Brandywine Realty Trust	173,075,481	20,383,894	(16,080,550)	(2,486,711)	(96,414,885)	78,477,229	12,760,525	7,029,474	—
Brightsphere Investment Group, Inc.	60,793,028	9,168,525	(11,051,847)	1,438,064	(11,051,755)	49,296,015	2,395,336	72,867	—
Brinker International, Inc.	121,764,897	17,031,307	(14,691,101)	(2,427,875)	(17,201,431)	104,475,797	3,274,077	—	—
Bristow Group, Inc.	61,342,705	8,502,951	(6,323,520)	319,120	(16,520,377)	47,320,879	1,744,227	—	—
Brookline Bancorp, Inc.	80,283,225	3,016,255	—	—	(8,526,451)	74,773,029	5,284,313	2,063,208	—
CalAmp Corp.(c)	18,844,288	1,530,954	(14,677,731)	(23,125,724)	17,428,213	—	—	—	—
Calavo Growers, Inc.	46,121,825	9,579,385	(6,582,539)	(2,329,393)	(7,781,858)	39,007,420	1,326,783	380,218	—
Caleres, Inc.	52,700,056	13,832,242	(13,557,679)	496,397	6,742,689	60,213,705	2,702,590	574,484	—
California Water Service Group	223,030,745	41,283,727	(23,366,633)	6,457,295	(959,747)	246,445,387	4,064,073	2,936,096	—
Callon Petroleum Co.	199,652,943	37,954,573	(20,799,591)	2,297,241	(78,548,457)	140,556,709	3,789,612	—	—
Cal-Maine Foods, Inc.	147,935,153	28,865,596	(21,244,927)	3,287,676	(5,679,623)	153,163,875	2,812,927	4,770,794	—
Capitol Federal Financial, Inc.	98,848,924	6,782,221	(3,487,945)	(1,057,087)	(19,787,972)	81,298,141	9,398,629	6,835,985	—
Cara Therapeutics, Inc.	36,412,748	7,757,499	(4,002,245)	(922,609)	(3,030,865)	36,214,528	3,371,930	—	—
Cardiovascular Systems, Inc.	65,640,819	9,056,275	(6,385,766)	(3,406,348)	(23,180,015)	41,724,965	3,063,507	—	—
CareTrust REIT, Inc.	133,977,821	24,839,339	(19,459,574)	2,042,606	(7,795,035)	133,605,157	7,190,805	5,793,676	—
Carpenter Technology Corp.	144,959,501	21,268,639	(17,019,042)	2,966,364	(19,551,627)	132,623,835	3,590,250	2,120,868	—
Cars.com, Inc.	67,090,063	10,842,203	(11,293,505)	(2,661,067)	(754,873)	63,222,821	4,591,345	—	—
Catalyst Pharmaceuticals, Inc.	—	115,687,305	(5,372,502)	(260,143)	21,925,862	131,980,522	7,095,727	—	—
Cato Corp., Class A(c)	19,984,703	2,789,239	(14,592,353)	(11,952,833)	3,771,244	—	—	450,518	—
Cavco Industries, Inc.	146,793,258	24,439,564	(22,585,095)	3,739,301	(13,464,324)	138,922,704	614,023	—	—
Centerspace	105,322,106	19,593,201	(15,536,423)	(1,303,579)	(42,548,835)	65,526,470	1,116,865	2,419,707	—
Central Garden & Pet Co.(b)	30,929,728	5,498,845	(4,611,596)	667,522	(5,851,055)	N/A	N/A	—	—
Central Pacific Financial Corp.	44,570,724	—	—	—	(12,173,079)	32,397,645	1,597,517	1,246,063	—
Century Communities, Inc.	113,868,713	18,761,507	(19,741,392)	(109,561)	(7,973,960)	104,805,307	2,095,687	1,277,098	—
Cerence, Inc.	101,172,885	13,476,366	(10,479,407)	(2,199,938)	(47,882,207)	54,087,699	2,918,926	—	—
CEVA, Inc.	67,094,410	10,920,018	(8,086,375)	(945,993)	(25,020,016)	43,962,044	1,718,610	—	—
Chatham Lodging Trust	48,136,215	8,221,963	(6,379,591)	(951,580)	(4,316,587)	44,710,420	3,643,881	255,048	—
Cheesecake Factory, Inc.	138,105,122	20,385,559	(18,601,550)	(1,772,734)	(25,734,191)	112,382,206	3,544,062	2,897,787	—
Chefs’ Warehouse, Inc.	76,019,288	18,680,594	(10,924,515)	3,678,642	(2,945,140)	84,508,869	2,539,329	—	—
Chesapeake Utilities Corp.	159,802,289	—	—	—	(22,712,898)	137,089,391	1,160,005	1,861,808	—
Chico’s FAS, Inc.	42,101,966	9,519,579	(6,435,224)	1,415,114	(1,033,576)	45,567,859	9,261,760	—	—
Children’s Place, Inc.	48,144,408	7,943,345	(8,363,965)	(5,281,537)	(7,275,500)	35,166,751	965,589	—	—
Chuy’s Holdings, Inc.	38,410,416	6,000,911	(8,218,339)	(1,370,682)	2,924,800	37,747,106	1,333,820	—	—
Cinemark Holdings, Inc.	131,621,622	21,285,050	(14,953,741)	(2,032,097)	(67,129,700)	68,791,134	7,943,549	—	—
CIRCOR International, Inc.	38,868,368	5,099,657	(4,509,044)	(2,430,323)	(867,339)	36,161,319	1,509,237	—	—
City Holding Co.	77,952,035	—	—	—	14,253,238	92,205,273	990,496	1,832,417	—
Civitas Resources, Inc.(b)	308,128,260	47,351,278	(130,095,177)	23,831,901	(70,286,984)	N/A	N/A	23,849,964	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Clearfield, Inc.	$ —	$ 101,853,205	$ (4,960,504)	$ 4,090	$ (16,619,565)	$ 80,277,226	852,743	$ —	$ —
Clearwater Paper Corp.	33,601,467	8,600,419	(6,629,044)	668,059	11,026,628	47,267,529	1,250,133	—	—
Cogent Communications Holdings, Inc.	201,346,904	36,817,697	(23,272,927)	3,270,380	(37,416,693)	180,745,361	3,166,527	8,430,232	—
Coherus Biosciences, Inc.	59,117,394	7,726,639	(5,763,644)	(1,947,043)	(20,983,221)	38,150,125	4,816,935	—	—
Cohu, Inc.	103,114,057	18,666,280	(16,970,388)	1,877,043	6,446,848	113,133,840	3,529,917	—	—
Collegium Pharmaceutical, Inc.	50,377,440	8,462,001	(8,130,079)	(1,348,193)	8,366,138	57,727,307	2,488,246	—	—
Columbia Banking System, Inc.	169,115,195	10,183,552	(49,259)	(29,527)	(11,521,051)	167,698,910	5,565,845	4,892,919	—
Comfort Systems U.S.A., Inc.	229,414,018	43,789,754	(35,498,374)	12,238,656	55,019,672	304,963,726	2,650,015	1,132,230	—
Community Bank System, Inc.	251,364,076	7,381,735	—	—	(25,731,979)	233,013,832	3,701,570	4,797,322	—
Community Health Systems, Inc.	105,476,808	7,975,187	(6,571,980)	(2,545,820)	(64,220,550)	40,113,645	9,285,566	—	—
Community Healthcare Trust, Inc.	70,949,649	11,652,657	(8,704,933)	607,730	(11,576,221)	62,928,882	1,757,790	2,296,416	—
Compass Minerals International, Inc.	153,003,847	19,035,315	(16,233,492)	(2,547,033)	(49,851,840)	103,406,797	2,522,117	1,123,601	—
Computer Programs and Systems, Inc.	36,313,263	6,258,717	(5,850,239)	(373,287)	(7,643,576)	28,704,878	1,054,551	—	—
Comtech Telecommunications Corp.	29,701,641	3,988,382	(2,373,303)	(202,775)	(6,194,725)	24,919,220	2,052,654	578,432	—
CONMED Corp.	311,068,602	42,616,104	(27,483,702)	7,038,102	(133,010,210)	200,228,896	2,258,900	1,297,961	—
Conn’s, Inc.(c)	21,217,289	2,068,769	(11,358,214)	(19,041,743)	7,113,899	—	—	—	—
Consensus Cloud Solutions, Inc.	68,526,794	17,101,450	(8,263,372)	(642,434)	(6,408,820)	70,313,618	1,307,917	—	—
CONSOL Energy, Inc.	85,687,461	25,884,353	(16,408,335)	9,791,615	52,939,201	157,894,295	2,429,143	4,923,580	—
Corcept Therapeutics, Inc.	153,670,670	30,382,625	(21,042,148)	4,326,936	(22,930,876)	144,407,207	7,110,153	—	—
Core Laboratories NV	104,744,833	13,234,929	(10,386,880)	(1,125,879)	(36,222,980)	70,244,023	3,465,418	101,603	—
CoreCivic, Inc.	96,164,194	17,715,293	(18,392,971)	891,886	2,133,525	98,511,927	8,521,793	—	—
Covetrus, Inc.(c)	124,128,789	22,527,877	(177,176,728)	43,957,134	(13,437,072)	—	—	—	—
Cross Country Healthcare, Inc.	54,819,683	14,150,286	(10,414,741)	2,235,347	8,981,368	69,771,943	2,625,967	—	—
CSG Systems International, Inc.	147,766,049	27,619,060	(30,814,634)	2,497,966	(18,561,033)	128,507,408	2,246,633	1,848,071	—
CTS Corp.	81,370,986	16,650,191	(14,302,968)	3,857,804	5,565,445	93,141,458	2,362,797	278,627	—
Customers Bancorp, Inc.	111,384,075	3,407,654	(2,789,620)	(2,654,213)	(48,483,863)	60,864,033	2,147,637	—	—
Cutera, Inc.	80,707,782	15,300,081	(8,096,867)	3,256,080	(32,416,561)	58,750,515	1,328,596	—	—
CVB Financial Corp.	214,747,136	18,492,299	(8,492,835)	15,296	22,951,044	247,712,940	9,619,920	7,253,683	—
Cytokinetics, Inc.	220,819,914	79,155,574	(29,547,072)	16,152,099	35,324,046	321,904,561	7,025,416	—	—
Dave & Buster’s Entertainment, Inc.	136,001,746	29,128,691	(16,326,793)	4,740,457	(43,319,038)	110,225,063	3,110,188	—	—
Deluxe Corp.	92,194,563	13,348,373	(9,784,080)	(3,265,639)	(38,206,917)	54,286,300	3,197,073	2,826,211	—
Designer Brands, Inc., Class A	59,732,195	12,139,224	(19,897,924)	(5,698,638)	(9,413,724)	36,861,133	3,769,032	850,217	—
DiamondRock Hospitality Co.	152,168,570	24,668,575	(20,718,208)	128,741	(29,164,439)	127,083,239	15,516,879	1,393,627	—
Diebold Nixdorf, Inc.(c)	35,237,668	3,054,439	(11,406,395)	(46,947,307)	20,061,595	—	—	—	—
Digi International, Inc.	53,901,058	14,647,536	(10,909,006)	3,968,621	34,310,614	95,918,823	2,624,318	—	—
Digital Turbine, Inc.	—	122,418,785	(10,925,491)	3,342,857	(12,534,527)	102,301,624	6,712,705	—	—
Dime Community Bancshares, Inc.	80,909,910	14,042,101	(11,690,764)	1,067,085	(7,887,568)	76,440,764	2,401,532	1,685,391	—
Dine Brands Global, Inc.	96,314,786	15,976,184	(20,547,081)	(1,281,243)	(14,891,434)	75,571,212	1,169,833	1,798,020	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Diodes, Inc.	$ 280,383,123	$ 41,340,605	$ (29,475,194)	$ 9,898,864	$ (45,592,678)	$ 256,554,720	3,369,513	$ —	$ —
Diversified Healthcare Trust(c)	54,951,898	5,350,724	(16,620,210)	(66,218,785)	22,536,373	—	—	525,806	—
DMC Global, Inc.	42,079,172	5,721,667	(5,627,359)	(6,471,233)	(8,859,359)	26,842,888	1,380,807	—	—
Donnelley Financial Solutions, Inc.	69,434,773	13,461,301	(21,381,394)	2,759,975	7,424,960	71,699,615	1,855,100	—	—
Dorian LPG Ltd.(e)	N/A	6,276,846	(1,860,413)	394,483	10,535,655	44,966,967	2,372,927	2,348,083	—
Dorman Products, Inc.	193,436,796	35,038,209	(27,391,025)	3,405,869	(35,024,338)	169,465,511	2,095,530	—	—
Douglas Elliman, Inc.	34,298,451	6,028,915	(3,903,264)	(1,364,137)	(14,436,428)	20,623,537	5,067,208	742,063	—
Dril-Quip, Inc.	94,584,206	12,435,375	(12,805,503)	(2,077,582)	(23,830,192)	68,306,304	2,514,034	—	—
DXP Enterprises, Inc.	33,255,223	7,192,363	(8,307,970)	(1,812,001)	1,858,196	32,185,811	1,168,269	—	—
Dynavax Technologies Corp.	—	100,170,283	(19,239,609)	8,235,363	4,149,721	93,315,758	8,770,278	—	—
Eagle Bancorp, Inc.	124,915,124	4,226,482	(242,968)	(90,474)	(28,808,222)	99,999,942	2,269,116	2,901,224	—
Eagle Pharmaceuticals, Inc.	40,256,354	6,212,683	(7,170,163)	(2,727,967)	(14,012,450)	22,558,457	771,757	—	—
Easterly Government Properties, Inc.	125,341,047	19,320,351	(12,235,717)	(29,343)	(42,066,767)	90,329,571	6,330,033	4,836,654	—
Ebix, Inc.	56,751,142	7,542,449	(7,260,024)	(2,853,316)	(19,434,282)	34,745,969	1,740,780	389,237	—
Edgewell Personal Care Co.	141,845,574	26,567,489	(26,439,255)	(2,138,439)	8,188,331	148,023,700	3,840,781	1,734,650	—
eHealth, Inc.(c)	21,176,573	1,910,217	(11,057,983)	(79,595,216)	67,566,409	—	—	—	—
elf Beauty, Inc.	88,757,898	26,985,656	(14,469,217)	1,933,402	102,887,564	206,095,303	3,726,859	—	—
Ellington Financial, Inc.	69,516,047	13,726,453	(8,712,306)	(849,205)	(20,942,385)	52,738,604	4,263,428	5,537,567	—
Elme Communities(i)	154,813,024	30,017,800	(21,404,469)	(1,984,773)	(45,990,390)	115,451,192	6,486,022	3,228,897	—
Embecta Corp.	—	147,049,460	(33,009,537)	15,920,788	(21,561,929)	108,398,782	4,286,231	642,877	—
Emergent BioSolutions, Inc.	140,635,920	17,106,728	(19,951,116)	(8,421,956)	(90,505,240)	38,864,336	3,290,799	—	—
Employers Holdings, Inc.	70,663,431	—	—	—	3,634,809	74,298,240	1,722,658	5,219,654	—
Enanta Pharmaceuticals, Inc.	92,972,184	17,305,438	(9,774,339)	(472,765)	(32,860,709)	67,169,809	1,443,891	—	—
Encore Capital Group, Inc.	111,610,910	21,741,579	(22,413,256)	428,812	(28,273,787)	83,094,258	1,733,297	—	—
Encore Wire Corp.	165,403,097	30,110,602	(41,624,264)	8,845,613	24,257,000	186,992,048	1,359,349	55,423	—
Endo International PLC(c)	38,829,938	757,788	(6,841,898)	(106,485,147)	73,739,319	—	—	—	—
Enerpac Tool Group Corp.	94,213,093	17,234,958	(18,311,487)	(2,109,759)	16,244,283	107,271,088	4,214,974	170,039	—
Enhabit, Inc.	—	88,270,367	(5,341,181)	(699,631)	(33,396,256)	48,833,299	3,710,737	—	—
Enova International, Inc.	92,782,239	16,048,490	(18,958,360)	2,853,051	(3,258,360)	89,467,060	2,331,693	—	—
EnPro Industries, Inc.	144,434,581	25,388,671	(19,338,421)	3,854,031	13,223,946	167,562,808	1,541,658	1,270,710	—
Ensign Group, Inc.	337,254,869	65,917,892	(35,255,510)	19,226,158	1,846,079	388,989,488	4,111,505	661,169	—
ePlus, Inc.	107,854,675	18,579,281	(14,704,329)	3,598,053	(27,022,954)	88,304,726	1,994,235	—	—
ESCO Technologies, Inc.	130,009,877	24,588,219	(19,571,936)	1,874,796	30,817,368	167,718,324	1,915,905	446,324	—
Essential Properties Realty Trust, Inc.	220,199,764	65,378,124	(23,554,879)	(859,211)	(13,537,038)	247,626,760	10,550,778	8,163,091	—
Ethan Allen Interiors, Inc.	41,074,589	7,642,892	(4,862,152)	478,433	328,957	44,662,719	1,690,489	2,398,045	—
EVERTEC, Inc.	175,019,955	43,037,970	(22,620,570)	5,460,403	(44,435,299)	156,462,459	4,832,071	676,679	—
EW Scripps Co., Class A, NVS(e)	N/A	11,982,216	(58,030,202)	49,612,442	(16,596,131)	57,178,729	4,335,006	—	—
ExlService Holdings, Inc.(c)	341,620,008	45,177,268	(395,926,948)	182,593,664	(173,463,992)	—	—	—	—
Exponent, Inc.	403,165,884	59,287,438	(55,297,447)	14,164,887	(49,494,158)	371,826,604	3,752,413	2,718,470	—
Fabrinet	278,453,731	43,702,345	(37,036,636)	10,949,525	51,562,253	347,631,218	2,711,209	—	—
FARO Technologies, Inc.	67,909,750	8,966,364	(6,340,407)	(2,650,622)	(26,950,247)	40,934,838	1,391,868	—	—
FB Financial Corp.	113,334,609	19,587,558	(16,514,458)	1,569,016	(23,698,849)	94,277,876	2,608,685	1,010,777	—
Federal Signal Corp.	147,847,950	30,282,584	(24,429,700)	7,145,676	47,970,385	208,816,895	4,493,585	1,197,304	—
Ferro Corp.(c)	129,049,292	1,038,682	(131,634,077)	11,490,943	(9,944,840)	—	—	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
First BanCorp/Puerto Rico	$ 178,203,187	$ 2,104,641	$ (9,518,250)	$ 1,142,513	$ (5,179,276)	$ 166,752,815	13,109,498	$ 4,776,187	$ —
First Bancorp/Southern Pines NC	102,724,794	2,785,071	(2,341,204)	(1,060,796)	3,622,883	105,730,748	2,468,038	1,614,723	—
First Commonwealth Financial Corp.	93,056,143	—	—	—	(7,304,539)	85,751,604	6,138,268	2,209,776	—
First Financial Bancorp	140,160,135	8,151,709	—	—	7,991,767	156,303,611	6,450,830	4,417,824	—
First Hawaiian, Inc.	254,293,155	43,017,831	(34,536,508)	3,500,529	(19,888,563)	246,386,444	9,461,845	7,300,902	—
Flagstar Bancorp, Inc.(c)	152,382,971	5,672,270	(140,533,253)	12,825,099	(30,347,087)	—	—	10,017,050	—
FormFactor, Inc.	235,326,769	32,681,552	(27,339,004)	4,726,756	(118,499,697)	126,896,376	5,708,339	—	—
Forward Air Corp.	188,702,200	33,760,786	(28,841,731)	6,395,543	6,666,954	206,683,752	1,970,481	1,408,862	—
Fossil Group, Inc.(c)	32,867,927	2,886,111	(16,614,395)	(34,896,506)	15,756,863	—	—	—	—
Four Corners Property Trust, Inc.	149,620,540	36,087,124	(17,694,584)	2,649,832	(9,465,255)	161,197,657	6,216,647	5,955,743	—
Franklin BSP Realty Trust, Inc.	44,145,890	53,230,276	(11,057,902)	(1,051,016)	(6,407,200)	78,860,048	6,113,182	6,429,936	—
Franklin Electric Co., Inc.	231,867,527	40,084,494	(31,289,948)	7,713,161	(18,433,175)	229,942,059	2,883,286	1,666,615	—
Franklin Street Properties Corp.	40,000,513	4,402,339	(4,079,938)	(3,953,867)	(17,527,158)	18,841,889	6,901,791	749,823	—
Frontdoor, Inc.	—	160,558,776	(11,994,252)	(815,912)	(22,127,532)	125,621,080	6,039,475	—	—
Gannett Co., Inc.	45,945,323	5,001,022	(4,413,116)	(6,552,010)	(18,418,330)	21,562,889	10,622,113	—	—
GCP Applied Technologies, Inc.(c)	120,964,078	17,487,258	(140,670,194)	36,471,313	(34,252,455)	—	—	—	—
Genesco, Inc.	62,518,516	10,085,113	(12,617,862)	200,006	(17,837,617)	42,348,156	920,212	—	—
Gentherm, Inc.	173,591,392	26,996,860	(21,639,349)	3,280,795	(21,601,477)	160,628,221	2,460,227	—	—
Genworth Financial, Inc., Class A	114,343,065	2,980,583	—	—	46,856,152	164,179,800	31,035,879	—	—
GEO Group, Inc.	53,377,997	4,885,579	(63,700)	(17,236)	37,903,303	96,085,943	8,774,972	—	—
Getty Realty Corp.	80,332,906	9,556,019	(5,197,381)	498,790	15,097,433	100,287,767	2,962,711	3,614,553	—
Gibraltar Industries, Inc.	100,423,328	19,051,803	(20,168,192)	(6,145,650)	12,150,745	105,312,034	2,295,380	—	—
G-III Apparel Group Ltd.	84,612,968	13,046,230	(11,525,504)	(4,632,756)	(38,072,895)	43,428,043	3,167,618	—	—
Glatfelter Corp.(c)	39,207,113	3,243,119	(16,125,247)	(46,153,571)	19,828,586	—	—	436,862	—
Glaukos Corp.	193,909,720	30,280,886	(19,980,103)	(845,839)	(48,947,172)	154,417,492	3,535,199	—	—
Global Net Lease, Inc.	116,604,068	24,266,188	(19,991,094)	(2,284,723)	(21,897,891)	96,696,548	7,692,645	8,961,798	—
GMS, Inc.	153,272,040	26,563,363	(22,975,803)	5,726,584	(6,079,226)	156,506,958	3,142,710	—	—
Golden Entertainment, Inc.	84,531,744	16,540,149	(9,061,447)	(1,125,908)	(29,553,924)	61,330,614	1,639,856	—	—
Granite Construction, Inc.	107,549,527	19,362,155	(20,157,598)	(1,795,551)	8,701,198	113,659,731	3,240,939	1,251,151	—
Granite Point Mortgage Trust, Inc.	43,005,744	6,667,732	(6,006,943)	(2,734,638)	(19,855,780)	21,076,115	3,932,111	2,696,024	—
Green Dot Corp., Class A	99,087,274	—	(2,826,326)	(5,495,887)	(35,964,280)	54,800,781	3,464,019	—	—
Green Plains, Inc.	85,196,657	30,410,934	—	—	(5,187,465)	110,420,126	3,620,332	—	—
Greenbrier Cos., Inc.	120,280,486	15,201,189	(12,106,570)	(195,973)	(41,402,379)	81,776,753	2,438,913	1,928,695	—
Greenhill & Co., Inc.(c)	14,881,274	305,652	(9,420,284)	(8,620,414)	2,853,772	—	—	92,690	—
Griffon Corp.	67,803,473	19,232,963	(15,867,918)	3,602,043	50,857,672	125,628,233	3,510,149	7,732,063	—
Group 1 Automotive, Inc.	206,661,331	35,591,263	(61,237,259)	9,040,085	4,848,073	194,903,493	1,080,576	1,370,720	—
Hain Celestial Group, Inc.	—	116,089,434	(3,955,822)	(272,322)	(4,760,692)	107,100,598	6,619,320	—	—
Hanger, Inc.(c)	48,111,118	8,795,804	(58,401,500)	(6,919,847)	8,414,425	—	—	—	—
Hanmi Financial Corp.	48,873,245	1,509,394	—	—	277,938	50,660,577	2,046,892	1,473,762	—
Harmonic, Inc.	68,730,495	16,357,787	(10,869,927)	3,577,519	25,033,375	102,829,249	7,849,561	—	—
Harsco Corp.	69,390,518	6,882,949	(5,461,105)	(4,597,372)	(28,869,033)	37,345,957	5,937,354	—	—
Haverty Furniture Cos., Inc.	29,103,177	3,803,874	(5,928,517)	(385,931)	2,723,330	29,315,933	980,466	1,870,380	—
Hawaiian Holdings, Inc.	72,214,172	10,818,416	(8,373,800)	(4,266,467)	(31,143,358)	39,248,963	3,825,435	—	—
Hawkins, Inc.	61,618,363	10,122,699	(7,688,687)	2,068,565	(12,001,154)	54,119,786	1,402,067	581,212	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Haynes International, Inc.	$ 37,978,922	$ 4,707,781	$ (3,467,881)	$ 569,158	$ 2,598,176	$ 42,386,156	927,690	$ 597,223	$ —
HB Fuller Co.	249,889,293	45,121,626	(33,914,155)	5,164,453	16,687,129	282,948,346	3,950,689	2,176,078	—
HCI Group, Inc.	39,375,177	5,982,822	(8,675,942)	(4,118,148)	(12,264,532)	20,299,377	512,740	679,104	—
Healthcare Services Group, Inc.	99,054,646	15,824,976	(13,601,612)	(3,323,211)	(32,061,107)	65,893,692	5,491,141	3,470,319	—
HealthStream, Inc.	35,773,989	7,730,136	(6,987,900)	(866,632)	9,202,281	44,851,874	1,805,631	—	—
Heidrick & Struggles International, Inc.	55,504,301	8,592,781	(6,214,955)	220,136	(16,918,480)	41,183,783	1,472,427	648,173	—
Helix Energy Solutions Group, Inc.	48,527,827	8,388,657	(6,411,605)	(595,868)	28,698,756	78,607,767	10,651,459	—	—
Helmerich & Payne, Inc.	323,158,452	56,599,616	(45,622,937)	14,600,452	38,022,891	386,758,474	7,802,269	7,617,448	—
Heritage Financial Corp.	56,793,829	2,176,525	—	—	13,016,671	71,987,025	2,349,446	1,462,261	—
Hersha Hospitality Trust, Class A	21,546,077	3,600,969	(2,647,258)	(614,573)	(854,260)	21,030,955	2,468,422	1,478,352	—
Heska Corp.	105,969,219	12,731,339	(13,306,912)	(10,492,605)	(47,612,697)	47,288,344	760,752	—	—
Hibbett, Inc.	40,842,195	11,718,465	(9,746,592)	2,290,833	19,649,796	64,754,697	949,204	695,227	—
Hillenbrand, Inc.	230,251,717	38,304,816	(39,378,346)	1,926,667	(11,478,310)	219,626,544	5,147,095	3,404,783	—
Hilltop Holdings, Inc.	115,984,411	—	(18,052,430)	(2,866,813)	4,697,795	99,762,963	3,324,324	1,609,736	—
HNI Corp.	115,782,139	18,950,280	(20,372,787)	(3,327,123)	(23,873,037)	87,159,472	3,065,757	2,968,440	—
HomeStreet, Inc.	61,438,925	1,520,307	(1,787,122)	581,023	(25,565,746)	36,187,387	1,312,088	1,319,563	—
Hope Bancorp, Inc.	125,113,560	3,214,855	—	—	(25,980,755)	102,347,660	7,989,669	3,351,965	—
Horace Mann Educators Corp.	112,526,716	1,652,019	—	—	(12,076,608)	102,102,127	2,732,195	2,622,907	—
Hostess Brands, Inc., Class A	217,127,718	41,577,517	(40,901,435)	810,694	4,030,586	222,645,080	9,921,795	—	—
Hub Group, Inc., Class A	187,277,719	26,665,123	(27,422,923)	5,104,755	558,855	192,183,529	2,417,707	—	—
Hudson Pacific Properties, Inc.	—	128,802,626	(5,262,066)	(768,831)	(30,293,401)	92,478,328	9,504,453	2,413,403	—
Ichor Holdings Ltd.	72,429,744	11,680,284	(7,965,078)	(458,334)	(17,970,191)	57,716,425	2,151,992	—	—
Independence Realty Trust, Inc.(c)	417,778,942	5,945,068	(357,401,268)	40,659,005	(106,981,747)	—	—	—	—
Independent Bank Corp.	258,508,413	4,536,977	(6,894,262)	280,439	8,809,415	265,240,982	3,141,549	4,972,777	—
Independent Bank Group, Inc.	187,312,547	31,323,704	(31,156,279)	3,962,326	(33,699,014)	157,743,284	2,625,554	3,013,163	—
Industrial Logistics Properties Trust	106,399,151	8,789,870	(7,300,134)	(3,738,773)	(88,026,476)	16,123,638	4,930,776	1,643,864	—
Innospec, Inc.	163,608,317	29,571,895	(22,795,540)	5,394,534	12,995,329	188,774,535	1,835,257	2,307,991	—
Innovative Industrial Properties, Inc.	376,860,731	65,030,307	(29,094,392)	(1,284,411)	(201,419,867)	210,092,368	2,072,939	10,827,093	—
Innoviva, Inc.	86,614,896	12,868,336	(10,119,935)	910,138	(28,475,634)	61,797,801	4,663,985	—	—
Inogen, Inc.	47,300,748	11,589,793	(4,880,154)	(1,464,200)	(18,954,079)	33,592,108	1,704,318	—	—
Insight Enterprises, Inc.	267,725,516	39,797,933	(60,329,646)	6,667,215	(28,692,500)	225,168,518	2,245,622	—	—
Installed Building Products, Inc.	141,821,788	28,273,396	(22,210,377)	3,684,406	(2,781,604)	148,787,609	1,738,173	1,612,145	—
Insteel Industries, Inc.	51,401,526	8,959,670	(7,045,822)	1,249,965	(14,488,513)	40,076,826	1,456,280	3,049,028	—
Integer Holdings Corp.	190,269,761	29,598,656	(23,022,193)	3,974,549	(32,733,331)	168,087,442	2,455,265	—	—
InterDigital, Inc.	140,008,526	23,186,546	(21,078,788)	(4,591,992)	(28,746,718)	108,777,574	2,198,415	2,298,606	—
Interface, Inc., Class A	57,147,545	10,396,604	(8,267,351)	(2,155,951)	(14,567,605)	42,553,242	4,311,372	129,749	—
Invesco Mortgage Capital, Inc.	51,136,777	15,105,860	(5,216,138)	(14,833,359)	(12,839,331)	33,353,809	2,620,095	5,690,264	—
Investors Bancorp., Inc.(c)	241,223,189	1,159,138	(225,120,862)	8,155,739	(25,417,204)	—	—	—	—
iRobot Corp.	122,285,983	18,755,026	(14,403,137)	(671,068)	(28,531,662)	97,435,142	2,024,416	—	—
Ironwood Pharmaceuticals, Inc., Class A	—	140,164,836	(29,979,900)	3,066,878	9,589,944	122,841,758	9,914,589	—	—
iStar, Inc.	116,402,831	28,509,115	(8,997,426)	833,993	(87,895,286)	48,853,227	6,402,782	15,196,573	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
iTeos Therapeutics, Inc.(e)	$ N/A	$ 8,125,313	$ (1,412,744)	$ (257,798)	$ (31,330,729)	$ 35,722,675	1,829,118	$ —	$ —
Itron, Inc.	170,586,111	28,712,101	(22,214,832)	(6,860,619)	(644,940)	169,577,821	3,348,032	—	—
J & J Snack Foods Corp.	165,416,632	27,062,198	(20,510,585)	1,218,452	(7,102,465)	166,084,232	1,109,373	2,219,818	—
Jack in the Box, Inc.	141,010,428	20,947,305	(17,007,099)	(1,232,048)	(36,738,517)	106,980,069	1,567,933	2,037,578	—
James River Group Holdings Ltd.	62,174,341	2,859,759	—	—	(9,933,197)	55,100,903	2,635,146	389,230	—
John B Sanfilippo & Son, Inc.	53,243,648	9,633,271	(7,787,409)	192,521	(1,466,081)	53,815,950	661,780	2,166,849	—
John Bean Technologies Corp.	269,450,300	41,893,123	(31,720,674)	1,596,010	(65,602,328)	215,616,431	2,360,850	696,165	—
Joint Corp.	36,767,591	3,642,888	(3,095,197)	(5,993,894)	(16,265,976)	15,055,412	1,076,925	—	—
Kaiser Aluminum Corp.	106,874,519	16,859,904	(13,735,982)	(148,872)	(20,105,412)	89,744,157	1,181,466	2,666,896	—
Kaman Corp.	86,916,564	12,120,224	(9,401,945)	(2,965,195)	(39,966,780)	46,702,868	2,094,299	1,220,893	—
KAR Auction Services, Inc.	156,418,231	23,627,835	(29,532,957)	(3,838,866)	(41,339,615)	105,334,628	8,071,619	—	—
KKR Real Estate Finance Trust, Inc.(e)	N/A	15,913,870	(4,621,928)	(886,863)	(25,248,458)	59,363,755	4,252,418	3,649,555	—
Knowles Corp.	141,406,715	20,860,550	(17,462,731)	531,202	(34,660,174)	110,675,562	6,740,290	—	—
Kontoor Brands, Inc.	140,711,238	28,986,178	(19,081,468)	(2,787,018)	(1,530,754)	146,298,176	3,658,369	4,896,058	—
Koppers Holdings, Inc.	42,128,249	7,074,481	(6,742,407)	(1,659,902)	2,878,136	43,678,557	1,548,885	232,096	—
Korn Ferry	252,987,602	41,463,120	(34,783,976)	3,821,940	(63,245,432)	200,243,254	3,955,813	1,767,257	—
Kulicke & Soffa Industries, Inc.	249,869,703	34,108,072	(39,544,891)	5,785,060	(59,758,976)	190,458,968	4,303,185	2,242,532	—
Lakeland Financial Corp.	131,628,490	4,131,819	(2,732,340)	(680,473)	453,526	132,801,022	1,819,940	2,167,636	—
Lantheus Holdings, Inc.(c)	268,045,866	46,794,992	(370,513,319)	235,299,311	(179,626,850)	—	—	—	—
La-Z-Boy, Inc.	82,855,859	15,815,355	(13,920,059)	(2,923,332)	(9,039,303)	72,788,520	3,189,681	1,629,718	—
LCI Industries	187,813,675	35,978,850	(25,826,465)	2,128,948	(25,868,638)	174,226,370	1,884,547	5,839,928	—
LeMaitre Vascular, Inc.	63,919,764	13,086,037	(10,051,944)	1,286,728	(2,203,726)	66,036,859	1,434,960	535,429	—
LendingTree, Inc.	98,208,861	7,488,419	(7,994,129)	(9,471,032)	(70,816,323)	17,415,796	816,493	—	—
Leslie’s, Inc.	—	161,614,990	(4,514,130)	(466,212)	(22,482,743)	134,151,905	10,987,052	—	—
LGI Homes, Inc.	149,225,443	25,286,707	(24,187,919)	394,890	(10,071,852)	140,647,269	1,518,869	—	—
Ligand Pharmaceuticals, Inc.	134,490,007	19,688,183	(18,781,734)	(5,876,375)	(49,557,475)	79,962,606	1,197,045	—	—
Lindsay Corp.	123,302,622	21,338,431	(16,661,837)	3,955,724	579,688	132,514,628	813,722	812,260	—
Liquidity Services, Inc.	32,694,355	6,243,531	(3,887,325)	1,353,067	(7,916,451)	28,487,177	2,026,115	—	—
Livent Corp.	301,581,149	92,744,964	(39,374,982)	12,377,777	(103,211,145)	264,117,763	13,292,288	—	—
LivePerson, Inc.	117,865,230	14,950,718	(9,659,773)	(7,937,297)	(62,535,869)	52,683,009	5,195,563	—	—
LiveRamp Holdings, Inc.	—	142,557,973	(14,408,630)	1,263,013	(13,929,500)	115,482,856	4,926,743	—	—
LL Flooring Holdings, Inc.(c)	29,300,033	3,663,587	(15,993,753)	(23,292,592)	6,322,725	—	—	—	—
Loyalty Ventures, Inc.(c)	23,666,877	540,221	(5,925,178)	(62,381,063)	44,099,143	—	—	—	—
LTC Properties, Inc.	108,384,839	25,322,126	(17,597,721)	340,029	(9,790,949)	106,658,324	3,001,923	4,948,500	—
LXP Industrial Trust	317,911,153	43,346,702	(40,402,285)	(6,284,876)	(109,834,409)	204,736,285	20,432,763	7,409,131	—
M/I Homes, Inc.	92,345,659	16,582,483	(18,029,594)	(146,898)	3,127,580	93,879,230	2,032,898	—	—
ManTech International Corp./VA, Class A(c)	169,913,587	22,709,117	(211,831,058)	67,898,210	(48,689,856)	—	—	796,350	—
Marcus Corp.	27,951,362	6,974,177	(3,096,081)	(569,338)	(5,077,558)	26,182,562	1,819,497	173,990	—
MarineMax, Inc.	63,060,808	10,975,670	(9,469,667)	1,452,718	(16,050,514)	49,969,015	1,600,545	—	—
Marten Transport Ltd.	76,128,648	15,708,776	(15,365,209)	3,210,315	4,729,134	84,411,664	4,267,526	773,527	—
Masterbrand, Inc.	—	88,898,544	(264,792)	(7,904)	(16,290,385)	72,335,463	9,580,856	—	—
Matador Resources Co.(c)	418,406,106	—	(440,317,505)	319,326,556	(297,415,157)	—	—	—	—
Materion Corp.	125,367,742	21,459,570	(16,664,850)	5,240,805	(2,270,979)	133,132,288	1,521,338	560,328	—
Mativ Holdings, Inc.(j)	62,022,758	92,435,604	(10,957,929)	(4,803,646)	(53,399,414)	85,297,373	4,081,214	4,240,262	—
Matson, Inc.	363,006,855	39,232,671	(51,044,600)	1,685,737	(177,860,102)	175,020,561	2,799,881	2,721,455	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Matthews International Corp., Class A	$ 73,073,863	$ 12,229,939	$ (11,791,914)	$ (4,711,703)	$ 250,124	$ 69,050,309	2,268,407	$ 1,536,770	$ —
MaxLinear, Inc.	295,124,147	35,248,823	(23,837,560)	2,003,975	(126,687,738)	181,851,647	5,356,455	—	—
MDC Holdings, Inc.	153,007,137	25,240,716	(18,663,152)	1,254,092	(27,326,233)	133,512,560	4,225,081	6,249,614	—
Medifast, Inc.	141,901,102	22,349,601	(23,506,010)	1,731,251	(49,059,400)	93,416,544	809,853	3,969,771	—
Meridian Bioscience, Inc.	80,791,829	19,072,039	(14,499,072)	4,178,261	18,133,527	107,676,584	3,242,294	—	—
Merit Medical Systems, Inc.	241,720,177	61,212,084	(27,140,111)	10,191,311	11,885,343	297,868,804	4,217,910	—	—
Meritage Homes Corp.	211,633,392	32,695,004	(28,315,647)	4,238,207	29,618,697	249,869,653	2,710,083	—	—
Meritor, Inc.(c)	180,216,010	18,416,851	(203,316,665)	49,989,966	(45,306,162)	—	—	—	—
Mesa Laboratories, Inc.	95,859,603	13,161,367	(12,923,542)	(5,676,980)	(28,396,693)	62,023,755	373,165	180,971	—
Methode Electronics, Inc.	115,328,504	19,866,818	(18,346,880)	2,190,100	1,228,739	120,267,281	2,710,554	1,118,734	—
MGP Ingredients, Inc.(e)	N/A	28,986,127	(5,650,026)	1,145,747	21,188,253	121,378,516	1,140,990	137,416	—
Middlesex Water Co.	121,393,945	—	—	—	(30,587,996)	90,805,949	1,154,264	1,030,181	—
MillerKnoll, Inc.	—	103,738,505	(3,352,519)	(192,365)	17,457,988	117,651,609	5,599,791	1,066,255	—
Minerals Technologies, Inc.	—	139,196,302	(6,558,578)	65,475	13,319,657	146,022,856	2,404,856	120,539	—
ModivCare, Inc.	101,725,170	17,362,389	(11,157,731)	3,313,272	(26,369,916)	84,873,184	945,873	—	—
Monarch Casino & Resort, Inc.(e)	N/A	3,998,279	(3,700,706)	786,737	25,904,647	75,642,537	983,776	—	—
Monro, Inc.	106,431,874	20,231,776	(22,606,971)	(5,979,048)	7,295,185	105,372,816	2,331,257	2,032,719	—
Moog, Inc., Class A	182,438,303	29,610,470	(22,998,742)	2,409,582	(3,046,528)	188,413,085	2,146,913	1,658,846	—
Motorcar Parts of America, Inc.	24,415,724	3,993,294	(2,748,805)	(1,022,631)	(7,565,100)	17,072,482	1,439,501	—	—
Movado Group, Inc.	45,775,699	7,669,896	(7,221,405)	1,113,817	(9,359,278)	37,978,729	1,177,635	1,655,236	—
Mr. Cooper Group, Inc.	191,220,336	—	—	—	(23,195,986)	168,024,350	4,187,001	—	—
Mueller Industries, Inc.	222,475,811	42,574,310	(34,052,589)	8,373,833	9,250,859	248,622,224	4,213,936	3,123,501	—
Myers Industries, Inc.	55,670,695	11,151,124	(8,193,413)	1,396,037	108,441	60,132,884	2,705,033	1,077,685	—
MYR Group, Inc.	113,820,468	20,287,131	(17,925,994)	5,151,504	(8,055,337)	113,277,772	1,230,344	—	—
Myriad Genetics, Inc.	143,948,675	22,365,073	(14,712,979)	376,344	(64,576,636)	87,400,477	6,023,465	—	—
Nabors Industries Ltd.	84,919,956	25,602,274	(11,388,568)	2,222,148	1,318,509	102,674,319	662,971	—	—
National Bank Holdings Corp., Class A	81,266,914	24,796,002	(2,093,559)	191,493	4,244,453	108,405,303	2,576,784	1,494,951	—
National Presto Industries, Inc.	27,917,614	4,788,353	(3,465,319)	(469,188)	(2,657,325)	26,114,135	381,451	—	—
National Vision Holdings, Inc.	—	187,324,175	(29,796,614)	6,543,389	62,589,584	226,660,534	5,847,795	—	—
Natus Medical, Inc.(c)	64,241,145	7,114,910	(89,136,027)	6,525,152	11,254,820	—	—	—	—
NBT Bancorp, Inc.	103,252,531	2,713,757	—	—	20,939,474	126,905,762	2,922,749	2,553,835	—
Neenah, Inc.(c)	47,271,785	3,013,196	(80,307,882)	(93,409)	30,116,310	—	—	568,538	—
Nektar Therapeutics	71,195,578	10,467,208	(6,981,290)	(5,920,206)	(36,946,569)	31,814,721	14,077,310	—	—
NeoGenomics, Inc.	107,000,980	16,049,815	(10,311,846)	(8,796,041)	(16,953,843)	86,989,065	9,414,401	—	—
NETGEAR, Inc.	51,698,232	8,039,669	(6,841,864)	(2,084,447)	(11,977,086)	38,834,504	2,144,368	—	—
NetScout Systems, Inc.	169,405,690	31,485,171	(37,768,039)	(74,226)	1,817,449	164,866,045	5,071,241	—	—
New York Mortgage Trust, Inc.	99,064,584	22,467,866	(21,345,654)	(6,907,730)	(22,873,700)	70,405,366	27,502,096	8,183,730	—
NexPoint Residential Trust, Inc.	122,018,834	2,040,175	(2,040,175)	—	(63,218,483)	58,800,351	1,351,111	1,594,311	—
NextGen Healthcare, Inc.	84,060,458	14,555,962	(13,535,318)	1,899,027	(10,759,114)	76,221,015	4,058,627	—	—
NMI Holdings, Inc., Class A	126,486,977	22,101,719	(20,998,358)	1,604,857	265,905	129,461,100	6,194,311	—	—
Northfield Bancorp, Inc.	44,128,998	2,694,248	(2,490,170)	420,577	3,795,875	48,549,528	3,086,429	1,196,642	—
Northwest Bancshares, Inc.	110,620,029	6,661,831	—	—	4,072,886	121,354,746	8,680,597	5,092,369	—
Northwest Natural Holding Co.	114,034,325	34,188,852	(13,378,898)	21,296	(10,820,336)	124,045,239	2,606,540	3,511,930	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
NOW, Inc.	$ 87,533,937	$ 15,824,916	$ (13,254,151)	$ 1,445,514	$ 12,401,303	$ 103,951,519	8,185,159	$ —	$ —
Nu Skin Enterprises, Inc., Class A	—	157,874,800	(4,973,440)	(123,513)	1,632,816	154,410,663	3,662,492	—	—
NuVasive, Inc.	—	156,455,064	(484,311)	1,844	3,306,428	159,279,025	3,862,246	—	—
NV5 Global, Inc.	113,096,919	23,633,078	(13,450,528)	(21,841)	(1,188,591)	122,069,037	922,529	—	—
Oceaneering International, Inc.	108,248,797	15,028,647	(11,892,793)	(722,228)	19,296,655	129,959,078	7,430,479	—	—
ODP Corp.	150,472,218	22,034,949	(34,274,573)	2,932,490	(5,105,180)	136,059,904	2,987,701	—	—
Office Properties Income Trust	89,434,675	12,930,402	(10,534,427)	(6,252,821)	(37,524,144)	48,053,685	3,599,527	5,802,713	—
OFG Bancorp	86,662,184	559,589	(781,787)	(83,288)	3,085,699	89,442,397	3,245,370	1,786,111	—
O-I Glass, Inc.	146,725,678	28,589,773	(23,043,030)	886,540	37,343,048	190,502,009	11,496,802	—	—
Oil States International, Inc.	30,532,455	5,032,097	(3,197,871)	(113,416)	3,357,411	35,610,676	4,773,549	—	—
Olympic Steel, Inc.	25,713,971	3,564,138	(2,219,760)	1,104,429	(3,927,521)	24,235,257	721,717	186,424	—
Omnicell, Inc.(c)	407,429,926	17,797,448	(380,212,794)	105,673,887	(150,688,467)	—	—	—	—
OneSpan, Inc.	35,579,568	5,421,485	(3,526,885)	(614,949)	(7,410,966)	29,448,253	2,631,658	—	—
Onto Innovation, Inc.	306,564,777	45,093,932	(32,697,994)	11,787,479	(80,897,727)	249,850,467	3,669,415	—	—
OptimizeRx Corp.	47,963,311	6,028,229	(5,360,038)	(9,579,073)	(17,693,934)	21,358,495	1,271,339	—	—
OraSure Technologies, Inc.	35,093,429	3,785,331	(3,360,908)	(2,158,182)	(7,253,533)	26,106,137	5,416,211	—	—
Orion Office REIT, Inc.	56,739,102	8,480,237	(6,802,611)	(2,737,912)	(19,613,141)	36,065,675	4,223,147	1,234,165	—
Orthofix Medical, Inc.	46,236,230	6,573,347	(4,753,098)	(2,082,418)	(15,235,354)	30,738,707	1,497,258	—	—
OSI Systems, Inc.	99,778,004	9,203,990	(9,172,635)	(748,023)	(6,370,518)	92,690,818	1,165,629	—	—
Outfront Media, Inc.	—	152,607,875	—	—	(10,454,238)	142,153,637	8,573,802	2,271,380	—
Owens & Minor, Inc.	237,798,945	28,346,831	(20,452,881)	8,559,850	(143,911,233)	110,341,512	5,649,847	—	—
Oxford Industries, Inc.	102,821,032	19,513,617	(21,007,526)	2,073,576	(82,622)	103,318,077	1,108,801	1,833,338	—
Pacific Premier Bancorp, Inc.	228,019,766	8,067,513	(1,293,032)	(640,946)	(24,283,309)	209,869,992	6,649,873	6,564,729	—
Pacira BioSciences, Inc.	243,118,352	34,595,864	(22,240,568)	3,315,212	(127,503,277)	131,285,583	3,400,300	—	—
Palomar Holdings, Inc.	110,545,925	27,608,460	(15,862,658)	(1,710,755)	(36,124,727)	84,456,245	1,870,156	—	—
Park Aerospace Corp.	18,232,507	3,154,961	(2,528,915)	(595,716)	1,066,310	19,329,147	1,441,398	283,133	—
Park National Corp.	135,674,418	23,035,778	(17,508,293)	3,209,670	6,573,204	150,984,777	1,072,716	3,827,311	—
Pathward Financial, Inc.(k)	112,957,040	1,486,572	(2,270,919)	(771,685)	(23,632,132)	87,768,876	2,038,766	308,669	—
Patrick Industries, Inc.	96,958,481	16,710,825	(17,306,804)	(2,042,724)	2,381,702	96,701,480	1,595,734	1,785,450	—
Patterson-UTI Energy, Inc.	238,134,784	40,779,725	(30,149,252)	13,553,369	8,257,047	270,575,673	16,067,439	2,536,269	—
PBF Energy, Inc., Class A(c)	166,060,470	58,685,184	(341,045,679)	225,806,605	(109,506,580)	—	—	1,588,171	—
PDF Solutions, Inc.	59,598,908	10,408,945	(8,850,821)	1,686,881	(417,797)	62,426,116	2,188,854	—	—
Pediatrix Medical Group, Inc.(l)	143,173,761	22,209,948	(20,067,677)	(4,722,717)	(50,362,563)	90,230,752	6,072,056	—	—
Pennant Group, Inc.	35,999,327	5,502,620	(3,235,361)	2,042,405	(17,067,394)	23,241,597	2,116,721	—	—
PennyMac Mortgage Investment Trust(e)	N/A	18,156,996	(20,426,674)	(5,732,534)	(37,888,381)	81,662,131	6,590,971	12,032,869	—
Perdoceo Education Corp.	57,606,112	11,871,928	(11,660,545)	(379,606)	11,762,038	69,199,927	4,978,412	—	—
Perficient, Inc.	259,611,926	45,040,574	(25,511,735)	9,407,531	(109,351,877)	179,196,419	2,566,181	—	—
PetMed Express, Inc.	38,966,720	6,072,183	(4,795,585)	(524,389)	(11,984,533)	27,734,396	1,566,915	1,382,004	—
PGT Innovations, Inc.	76,723,141	15,855,699	(11,603,979)	3,094,118	(3,715,185)	80,353,794	4,474,042	—	—
Phibro Animal Health Corp., Class A	29,130,392	4,806,146	(3,601,296)	(1,678,217)	(8,442,764)	20,214,261	1,507,402	542,840	—
Photronics, Inc.	74,493,294	17,068,486	(11,573,259)	2,104,154	(4,747,885)	77,344,790	4,595,650	—	—
Piper Sandler Cos.	132,389,775	25,591,939	(19,638,860)	2,975,746	(4,971,655)	136,346,945	1,047,292	1,834,318	—
Plantronics, Inc.(c)	120,668,371	15,230,749	(137,743,925)	39,460,421	(37,615,616)	—	—	—	—
Plexus Corp.	164,407,748	31,729,614	(27,362,462)	6,018,723	36,334,334	211,127,957	2,051,180	—	—
Powell Industries, Inc.	12,559,186	2,917,844	(2,657,061)	275,117	10,559,840	23,654,926	672,397	524,635	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
PRA Group, Inc.	$ 141,038,099	$ 20,175,392	$ (28,515,168)	$ (1,655,930)	$ (33,459,641)	$ 97,582,752	2,888,773	$ —	$ —
Prestige Consumer Healthcare, Inc.	190,225,543	35,710,198	(30,400,419)	3,469,427	30,747,017	229,751,766	3,670,156	—	—
PriceSmart, Inc.	135,818,557	25,249,195	(16,747,824)	(1,194,498)	(30,363,882)	112,761,548	1,855,241	767,728	—
ProAssurance Corp.	92,923,542	1,499,669	—	—	(32,830,665)	61,592,546	3,525,618	528,843	—
PROG Holdings, Inc.	—	126,155,648	(62,539,166)	34,897,286	(35,881,071)	62,632,697	3,708,271	—	—
Progress Software Corp.	148,916,992	26,435,726	(24,916,008)	4,844,177	5,478,744	160,759,631	3,186,514	1,678,133	—
ProPetro Holding Corp.	84,754,257	18,676,966	(8,919,270)	525,703	(21,082,539)	73,955,117	7,131,641	—	—
Proto Labs, Inc.	104,431,636	15,977,915	(13,137,493)	(11,936,306)	(44,024,945)	51,310,807	2,009,824	—	—
Provident Financial Services, Inc.	119,936,396	1,846,195	—	—	(10,347,087)	111,435,504	5,217,018	3,712,318	—
Quaker Chemical Corp.	165,876,863	27,321,367	(18,507,896)	(427,960)	(5,699,716)	168,562,658	1,009,962	1,229,864	—
Quanex Building Products Corp.	50,273,695	10,133,476	(8,227,391)	215,550	5,748,518	58,143,848	2,455,399	585,179	—
QuinStreet, Inc.	41,592,937	7,947,667	(6,261,677)	(321,566)	10,669,952	53,627,313	3,737,095	—	—
Rambus, Inc.	249,695,511	36,987,055	(35,644,162)	9,840,167	24,424,111	285,302,682	7,964,899	—	—
Ranger Oil Corp., Class A(b)	52,271,514	10,240,836	(13,733,888)	(6,278,586)	14,399,708	N/A	N/A	225,842	—
Rayonier Advanced Materials, Inc.	30,075,292	3,630,981	(4,069,849)	(1,555,335)	17,435,813	45,516,902	4,741,344	—	—
RE/MAX Holdings, Inc., Class A(b)	37,066,442	7,333,785	(5,687,971)	(4,099,661)	14,002,988	N/A	N/A	964,211	—
Ready Capital Corp.(e)	N/A	37,201,288	(7,490,821)	(1,325,051)	(21,265,599)	81,208,806	7,289,839	6,038,914	—
Red Robin Gourmet Burgers, Inc.(c)	19,037,149	344,178	(9,882,769)	(29,592,094)	20,093,536	—	—	—	—
Redwood Trust, Inc.	86,418,394	15,688,067	(14,147,164)	(8,040,600)	(23,126,558)	56,792,139	8,401,204	5,831,972	—
REGENXBIO, Inc.	89,410,873	14,321,684	(10,266,325)	(3,458,593)	(26,239,825)	63,767,814	2,811,632	—	—
Renasant Corp.	122,659,043	8,141,752	—	—	16,280,793	147,081,588	3,912,785	2,523,056	—
Renewable Energy Group, Inc.(c)	218,275,772	2,502,921	(223,831,696)	101,187,403	(98,134,400)	—	—	—	—
Rent-A-Center, Inc.	108,999,473	16,945,012	(30,000,014)	(24,873,539)	12,668,786	83,739,718	3,713,513	5,502,930	—
Resideo Technologies, Inc.	246,333,903	37,643,466	(27,260,313)	5,765,395	(84,689,025)	177,793,426	10,808,111	—	—
Resources Connection, Inc.	37,511,987	8,480,852	(4,559,287)	1,033,475	1,250,648	43,717,675	2,378,546	964,032	—
Retail Opportunity Investments Corp.	165,489,597	—	(425,137)	(77,844)	(37,089,838)	127,896,778	8,509,433	3,659,056	—
REX American Resources Corp.	37,138,350	6,365,304	(5,343,373)	697,000	(2,232,427)	36,624,854	1,149,556	—	—
Rogers Corp.	364,370,893	51,503,465	(39,283,442)	17,948,916	(229,005,824)	165,534,008	1,387,079	—	—
RPT Realty	83,319,640	13,840,723	(10,695,793)	(545,205)	(22,072,455)	63,846,910	6,359,254	2,406,806	—
Ruth’s Hospitality Group, Inc.	51,970,044	7,847,456	(8,154,871)	(301,404)	(16,585,359)	34,775,866	2,246,503	963,950	—
S&T Bancorp, Inc.	70,123,531	10,366,710	(111,592)	(57,690)	13,097,732	93,418,691	2,733,139	2,488,379	—
Sabre Corp.	—	150,794,244	(1,964,510)	(20,406)	1,578,197	150,387,525	24,334,551	—	—
Safety Insurance Group, Inc.	86,228,006	2,834,203	—	—	(6,319,563)	82,742,646	981,992	2,635,487	—
Sally Beauty Holdings, Inc.	123,084,093	19,228,491	(18,424,002)	333,384	(24,920,124)	99,301,842	7,931,457	—	—
Sanmina Corp.	183,729,393	36,496,555	(48,292,413)	7,473,020	64,410,118	243,816,673	4,255,833	—	—
ScanSource, Inc.	63,970,113	6,632,214	(6,669,398)	108,887	(10,277,367)	53,764,449	1,839,988	—	—
Seacoast Banking Corp. of Florida	146,555,548	10,766,396	(7,459,523)	1,916,537	(18,177,591)	133,601,367	4,283,468	2,151,119	—
Select Medical Holdings Corp.	181,828,319	33,060,747	(27,940,140)	2,889,659	1,811,224	191,649,809	7,718,478	2,859,111	—
Selectquote, Inc.(c)	24,980,028	2,574,999	(8,975,536)	(136,659,483)	118,079,992	—	—	—	—
Seneca Foods Corp., Class A	22,360,474	4,551,436	(6,605,747)	878,448	2,717,968	23,902,579	392,167	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Service Properties Trust	$ 103,192,254	$ 14,189,248	$ (8,910,751)	$ (4,960,286)	$ (13,495,470)	$ 90,014,995	12,347,736	$ 2,669,902	$ —
ServisFirst Bancshares, Inc.	332,974,896	47,242,430	(35,806,740)	13,042,273	(107,784,004)	249,668,855	3,623,115	2,620,285	—
Shake Shack, Inc., Class A	190,071,451	24,802,726	(25,859,868)	(10,449,780)	(63,713,065)	114,851,464	2,765,506	—	—
Shenandoah Telecommunications Co.	84,576,037	14,344,019	(11,410,109)	(5,645,093)	(22,900,921)	58,963,933	3,713,094	299,742	—
Signet Jewelers Ltd.	273,905,174	36,465,493	(55,993,929)	2,997,028	(24,339,058)	233,034,708	3,426,981	2,133,488	—
Simmons First National Corp., Class A	190,104,518	39,195,347	—	—	(39,664,407)	189,635,458	8,787,556	5,008,907	—
Simply Good Foods Co.	229,837,648	46,370,674	(38,098,850)	(387,983)	(581,013)	237,140,476	6,235,616	—	—
Simulations Plus, Inc.	57,561,518	11,829,812	(7,672,693)	(239,298)	(17,710,754)	43,768,585	1,196,844	207,188	—
Six Flags Entertainment Corp.	—	141,964,691	(14,107,880)	323,487	(656,117)	127,524,181	5,484,911	—	—
SJW Group	—	152,113,134	(493,803)	18,642	8,841,044	160,479,017	1,976,586	—	—
SkyWest, Inc.	104,003,904	14,841,710	(11,178,790)	(4,716,662)	(40,528,725)	62,421,437	3,780,826	—	—
Sleep Number Corp.	82,168,963	12,115,872	(11,615,556)	(1,238,490)	(38,913,740)	42,517,049	1,636,530	—	—
SM Energy Co.	338,768,910	58,308,997	(41,638,368)	18,984,666	(57,486,252)	316,937,953	9,099,568	1,436,199	—
SMART Global Holdings, Inc.	86,032,317	15,929,397	(11,065,124)	(735,421)	(36,538,931)	53,622,238	3,603,645	—	—
Sonic Automotive, Inc., Class A	63,134,619	12,238,569	(23,507,820)	2,121,443	6,972,447	60,959,258	1,237,249	1,115,195	—
Sonos, Inc.	258,040,886	31,603,977	(25,065,601)	(8,827,337)	(96,378,368)	159,373,557	9,430,388	—	—
South Jersey Industries, Inc.	277,815,513	73,005,437	(37,599,307)	8,089,251	1,126,876	322,437,770	9,075,085	8,095,766	—
Southside Bancshares, Inc.	88,968,366	1,414,742	—	—	(10,557,180)	79,825,928	2,218,003	2,324,558	—
Southwestern Energy Co.(c)	572,104,123	29,177,779	(502,896,112)	177,290,495	(275,676,285)	—	—	—	—
SpartanNash Co.	85,110,307	16,496,532	(15,186,562)	3,366,114	(10,724,576)	79,061,815	2,614,478	1,666,566	—
SPS Commerce, Inc.	337,838,163	51,473,424	(38,037,196)	14,944,465	(23,205,957)	343,012,899	2,670,816	—	—
SPX FLOW, Inc.(c)	259,082,047	1,269,690	(261,195,167)	118,154,523	(117,311,093)	—	—	—	—
SPX Technologies, Inc.(m)	160,498,750	33,159,217	(26,186,377)	7,638,076	44,726,646	219,836,312	3,348,611	—	—
Standard Motor Products, Inc.	59,270,564	11,183,699	(9,531,349)	(1,342,764)	(10,944,644)	48,635,506	1,397,572	1,125,501	—
Standex International Corp.	87,658,417	15,668,782	(14,236,670)	569,202	1,316,909	90,976,640	888,357	710,056	—
Stellar Bancorp, Inc.	—	89,881,490	(3,709,206)	253,350	10,635,963	97,061,597	3,294,691	437,630	—
Stepan Co.	150,510,653	28,430,447	(23,673,132)	2,465,581	8,865,811	166,599,360	1,564,901	1,604,161	—
Steven Madden Ltd.	211,645,113	32,065,285	(33,355,468)	(302,116)	(36,656,039)	173,396,775	5,425,431	3,460,109	—
Stewart Information Services Corp.	108,673,669	4,637,916	—	—	(32,694,176)	80,617,409	1,886,670	2,379,832	—
StoneX Group, Inc.	90,898,940	19,498,785	(14,499,722)	4,603,478	21,139,439	121,640,920	1,276,400	—	—
Strategic Education, Inc.	107,496,569	21,623,913	(19,070,227)	(118,314)	19,232,228	129,164,169	1,649,185	2,978,401	—
Stride, Inc.	—	140,882,896	(18,457,185)	2,511,198	(30,064,700)	94,872,209	3,032,999	—	—
Sturm Ruger & Co., Inc.	87,670,726	15,236,432	(12,024,172)	221,785	(24,822,741)	66,282,030	1,309,404	8,612,039	—
Summit Hotel Properties, Inc.	75,886,774	12,305,686	(9,343,888)	(1,881,807)	(19,187,242)	57,779,523	8,002,704	637,623	—
SunCoke Energy, Inc.	52,991,824	9,035,569	(7,298,980)	(327,106)	(1,055,290)	53,346,017	6,181,462	1,352,048	—
Sunstone Hotel Investors, Inc.	—	174,193,719	(9,011,920)	(167,644)	(14,390,296)	150,623,859	15,592,532	1,433,802	—
Supernus Pharmaceuticals, Inc.	122,972,590	21,950,349	(15,693,637)	2,182,698	11,035,681	142,447,681	3,993,487	—	—
Surmodics, Inc.	45,178,643	7,002,746	(5,343,621)	281,463	(11,702,603)	35,416,628	1,038,002	—	—
Sylvamo Corp.	84,035,262	19,187,641	(22,332,718)	2,355,824	35,858,868	119,104,877	2,451,222	551,440	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Tactile Systems Technology, Inc.(c)	$ 28,711,529	$ 493,892	$ (10,817,864)	$ (48,778,697)	$ 30,391,140	$ —	—	$ —	$ —
Talos Energy, Inc.(e)	N/A	40,232,581	(3,430,817)	753,069	4,036,587	91,744,943	4,859,372	—	—
Tanger Factory Outlet Centers, Inc.	127,881,154	27,288,407	(22,598,761)	712,422	5,448,269	138,731,491	7,733,082	4,712,403	—
TechTarget, Inc.	155,056,230	23,311,365	(17,014,236)	4,819,958	(78,074,598)	88,098,719	1,999,517	—	—
Telephone & Data Systems, Inc.	133,432,927	24,132,474	(19,099,868)	(2,156,927)	(58,707,478)	77,601,128	7,397,629	3,910,783	—
Tennant Co.	104,301,650	16,269,651	(12,657,982)	(1,151,448)	(21,901,541)	84,860,330	1,378,274	1,042,728	—
Thryv Holdings, Inc.(e)	N/A	26,066,392	(1,841,355)	(305,648)	(26,235,638)	43,442,968	2,286,472	—	—
TimkenSteel Corp.	64,404,568	10,772,662	(10,790,616)	3,227,694	(14,314,757)	53,299,551	2,933,382	—	—
Titan International, Inc.	53,931,214	10,579,079	(8,278,444)	3,832,583	(1,774,636)	58,289,796	3,804,817	—	—
Tivity Health, Inc.(c)	102,231,306	4,597,360	(107,819,062)	34,087,411	(33,097,015)	—	—	—	—
Tompkins Financial Corp.	66,250,624	13,515,032	(6,562,365)	468,271	(906,642)	72,764,920	937,934	1,536,338	—
Tredegar Corp.	22,063,926	3,650,896	(3,008,829)	(1,023,656)	(2,213,830)	19,468,507	1,904,942	713,421	—
TreeHouse Foods, Inc.	128,739,659	30,040,218	(40,153,910)	1,328,057	64,752,162	184,706,186	3,740,506	—	—
Tri Pointe Homes, Inc.	—	186,803,300	(119,777,805)	85,936,990	(13,933,452)	139,029,033	7,478,700	—	—
Trinity Industries, Inc.	—	150,703,042	(14,068,665)	2,807,055	38,941,633	178,383,065	6,032,569	1,387,867	—
Trinseo PLC	133,136,232	16,763,269	(22,114,229)	(7,758,761)	(60,793,063)	59,233,448	2,608,254	2,510,889	—
Triumph Financial, Inc.(n)	159,258,692	11,675,547	(12,072,696)	(673,966)	(76,236,545)	81,951,032	1,676,919	—	—
Triumph Group, Inc.	93,800,075	8,710,867	(5,847,814)	367,811	(55,076,969)	41,953,970	3,988,020	—	—
TrueBlue, Inc.	73,580,548	9,820,860	(11,485,425)	(2,036,897)	(22,013,446)	47,865,640	2,444,619	—	—
Trupanion, Inc.	218,695,578	28,650,447	(18,395,440)	(2,544,066)	(102,556,125)	123,850,394	2,605,731	—	—
TrustCo Bank Corp.	38,574,952	987,060	—	—	6,960,161	46,522,173	1,237,621	1,291,221	—
Trustmark Corp.	114,546,413	3,416,802	—	—	17,096,802	135,060,017	3,868,806	2,646,570	—
TTM Technologies, Inc.	110,982,608	19,236,414	(17,891,374)	946,664	951,953	114,226,265	7,574,686	—	—
Tupperware Brands Corp.(c)	68,309,820	4,974,081	(22,557,661)	(43,292,638)	(7,433,602)	—	—	—	—
Two Harbors Investment Corp.	136,053,578	27,467,459	(15,782,256)	(3,516,447)	(42,773,845)	101,448,489	6,433,005	12,619,818	—
U.S. Ecology, Inc.(c)	107,128,388	1,442,682	(108,839,944)	7,170,326	(6,901,452)	—	—	—	—
U.S. Physical Therapy, Inc.	91,860,274	17,637,280	(12,026,352)	2,554,597	(21,329,139)	78,696,660	971,204	1,171,787	—
U.S. Silica Holdings, Inc.	99,876,624	13,560,538	(10,469,768)	2,293,608	(34,694,039)	70,566,963	5,645,357	—	—
UFP Industries, Inc.	341,909,849	62,003,686	(50,473,257)	14,055,267	(5,517,762)	361,977,783	4,567,543	3,389,361	—
Ultra Clean Holdings, Inc.	136,152,483	19,202,551	(13,334,183)	1,887,475	(32,131,929)	111,776,397	3,371,837	—	—
Unifi, Inc.(c)	17,937,480	2,060,898	(10,886,912)	(17,680,113)	8,568,647	—	—	—	—
UniFirst Corp.	200,629,322	35,310,969	(28,503,101)	1,424,159	6,776,413	215,637,762	1,117,352	1,012,549	—
uniQure NV	46,786,302	17,141,320	(6,773,706)	(928,983)	13,308,763	69,533,696	3,067,212	—	—
Unisys Corp.	103,901,420	10,905,353	(7,463,253)	(2,294,810)	(79,028,478)	26,020,232	5,092,022	—	—
United Community Banks, Inc.	254,860,619	2,581,227	(742,291)	(254,917)	(7,224,495)	249,220,143	7,373,377	4,782,238	—
United Fire Group, Inc.	47,725,571	6,382,954	(3,710,197)	514,001	(6,715,751)	44,196,578	1,615,372	756,266	—
United Natural Foods, Inc.	171,786,549	31,107,292	(23,425,892)	8,469,312	(20,657,261)	167,280,000	4,321,364	—	—
Uniti Group, Inc.	232,300,985	28,117,715	(21,182,822)	(986,265)	(141,033,579)	97,216,034	17,579,753	7,775,492	—
Unitil Corp.	57,003,513	12,309,535	(9,494,322)	400,104	839,582	61,058,412	1,188,832	1,385,235	—
Universal Corp.	102,545,813	18,281,091	(15,329,103)	922,646	(10,311,686)	96,108,761	1,819,897	4,172,316	—
Universal Electronics, Inc.	29,321,395	4,245,618	(4,635,083)	(3,275,274)	(6,710,524)	18,946,132	910,434	—	—
Universal Health Realty Income Trust	53,217,155	9,461,755	(7,426,989)	(1,784,376)	(8,233,108)	45,234,437	947,715	1,994,107	—
Universal Insurance Holdings, Inc.	27,029,508	2,466,978	(1,982,115)	(28,735)	(5,709,726)	21,775,910	2,056,271	1,231,133	—
Urban Edge Properties	150,439,087	30,480,948	(17,933,678)	(874,284)	(39,480,871)	122,631,202	8,703,421	3,954,630	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Urstadt Biddle Properties, Inc., Class A	$ 36,636,275	$ —	$ —	$ —	$ 272,678	$ 36,908,953	1,947,702	$ 925,158	$ —
Vanda Pharmaceuticals, Inc.	45,100,344	8,536,443	(5,739,256)	(1,775,788)	(14,865,805)	31,255,938	4,229,491	—	—
Varex Imaging Corp.	60,217,722	12,453,199	(9,320,598)	(1,392,517)	(1,925,753)	60,032,053	2,957,244	—	—
Vector Group Ltd.	112,743,909	19,371,282	(15,131,499)	1,916,124	(3,247,524)	115,652,292	9,751,458	5,787,548	—
Veeco Instruments, Inc.	98,540,068	14,510,737	(10,233,716)	3,327,631	(34,915,856)	71,228,864	3,833,631	—	—
Vera Bradley, Inc.(c)	13,955,166	240,570	(8,795,020)	(11,624,937)	6,224,221	—	—	—	—
Veradigm, Inc.(o)	195,223,043	17,752,455	(27,523,575)	1,048,167	(43,825,706)	142,674,384	8,088,117	—	—
Vericel Corp.	128,020,145	17,468,270	(12,950,659)	(5,580,579)	(34,767,546)	92,189,631	3,499,986	—	—
Veris Residential, Inc.	99,880,230	15,979,360	(14,333,880)	(613,289)	(7,353,110)	93,559,311	5,873,152	—	—
Veritex Holdings, Inc.	134,887,513	12,960,548	(6,357,625)	2,894,692	(39,139,210)	105,245,918	3,748,074	2,204,901	—
Veritiv Corp.	132,495,898	22,532,749	(22,392,153)	9,099,118	(20,118,355)	121,617,257	999,238	654,559	—
Viad Corp.	52,372,980	9,375,174	(7,112,198)	(874,336)	(16,157,411)	37,604,209	1,541,788	—	—
Viavi Solutions, Inc.	264,487,828	39,583,068	(33,564,689)	5,203,229	(99,406,057)	176,303,379	16,774,822	—	—
Virtus Investment Partners, Inc.	122,805,763	17,543,535	(18,491,476)	(1,069,336)	(24,334,314)	96,454,172	503,835	2,372,889	—
Vista Outdoor, Inc.	143,628,159	21,802,666	(17,370,871)	5,267,247	(51,148,056)	102,179,145	4,192,825	—	—
Vital Energy, Inc.(p)	81,468,140	27,925,173	(11,949,544)	(3,364,397)	(29,999,871)	64,079,501	1,246,198	—	—
Wabash National Corp.	51,999,241	12,082,485	(11,090,095)	305,387	27,010,862	80,307,880	3,553,446	841,202	—
Walker & Dunlop, Inc.	273,111,920	43,167,864	(26,371,415)	9,204,426	(120,557,375)	178,555,420	2,275,171	3,995,489	—
WD-40 Co.	179,528,754	31,014,475	(25,892,832)	2,539,467	(24,951,667)	162,238,197	1,006,378	2,303,854	—
Westamerica Bancorp	106,501,356	4,786,926	—	—	(2,560,233)	108,728,049	1,842,536	2,287,078	—
Whitestone REIT	43,783,817	7,126,107	(5,253,511)	258,206	(12,310,022)	33,604,597	3,485,954	1,216,200	—
Winnebago Industries, Inc.	128,875,490	23,950,060	(29,663,796)	1,059,109	(5,128,665)	119,092,198	2,259,814	1,508,631	—
WisdomTree, Inc.(q)	45,910,215	6,453,447	(4,179,795)	(279,941)	(2,894,578)	45,009,348	8,258,596	724,791	—
Wolverine World Wide, Inc.	132,926,995	20,826,202	(20,065,234)	(7,624,007)	(61,833,144)	64,230,812	5,876,561	1,727,860	—
World Fuel Services Corp.	122,548,498	20,558,021	(19,280,649)	(2,338,444)	3,926,473	125,413,899	4,588,873	1,808,531	—
WSFS Financial Corp.	193,477,522	8,533,207	(5,287,840)	(1,056,555)	(2,911,712)	192,754,622	4,251,315	1,833,148	—
WW International, Inc.	39,112,420	4,559,898	(3,556,085)	(3,428,058)	(21,327,656)	15,360,519	3,979,409	—	—
Xencor, Inc.	111,628,239	22,269,630	(13,950,133)	(2,495,276)	(1,391,034)	116,061,426	4,457,044	—	—
Xenia Hotels & Resorts, Inc.	157,588,903	23,628,856	(19,319,200)	(660,794)	(50,012,773)	111,224,992	8,438,922	1,680,073	—
XPEL, Inc.(e)	N/A	19,181,632	(3,964,606)	(31,927)	(4,207,970)	87,279,612	1,453,207	—	—
Xperi, Inc.	—	165,252,426	(77,853,991)	(856)	(60,573,021)	26,824,558	3,115,512	—	—
Yelp, Inc.	—	161,813,105	(14,730,323)	2,601,038	(8,456,671)	141,227,149	5,165,587	—	—
Zimvie, Inc.	34,275,851	4,459,658	(3,630,492)	(865,611)	(19,599,703)	14,639,703	1,567,420	—	—
Zumiez, Inc.	53,421,286	6,609,735	(13,041,043)	(3,556,005)	(18,213,290)	25,220,683	1,160,105	—	—
				$ 1,601,420,163	$ (9,917,177,460)	$ 64,358,977,856		$ 829,483,419	$ 976
(a)	Formerly the Xperi Holding Corp.
(b)	As of period end, the entity was not considered an affiliate.
(c)	As of period end, the entity is no longer held.
(d)	Formerly the Realogy Holdings Corp.
(e)	As of the beginning of the period, the entity was not considered an affiliate.
(f)	Formerly the Allegheny Technologies, Inc.
(g)	Represents net amount purchased (sold).
(h)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(i)	Formerly the Washington Real Estate Investment Trust.
(j)	Formerly the Schweitzer-Mauduit International, Inc.
(k)	Formerly the Meta Financial Group, Inc.
(l)	Formerly the MEDNAX, Inc.
(m)	Formerly the SPX Corp.
(n)	Formerly the Triumph Bancorp, Inc.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
(o)	Formerly the Allscripts Healthcare Solutions, Inc.
(p)	Formerly the Laredo Petroleum, Inc.
(q)	Formerly the WisdomTree Investments, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russel 2000 E-Mini Index	2,539	03/17/23	$ 224,816	$ (5,612,290)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$ 340,893,080	$ (607,251)(c)	$ 340,379,866	0.5%
	Monthly	HSBC Bank PLC(d)	02/10/23	349,940,304	(4,278,243)(e)	346,340,759	0.5
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	419,896,643	(3,650,792)(g)	416,691,859	0.6
					$ (8,536,286)	$ 1,103,412,484
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(94,037) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(678,698) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(446,008) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	620,944	$ 6,532,331	1.9%
Banks
Bancorp, Inc.	166,098	4,713,861	1.4
BankUnited, Inc.	104,984	3,566,306	1.0
Banner Corp.	19,645	1,241,564	0.4
Berkshire Hills Bancorp, Inc.	188,868	5,647,153	1.7
Brookline Bancorp, Inc.	165,002	2,334,778	0.7
Central Pacific Financial Corp.	108,720	2,204,842	0.6
City Holding Co.	105,562	9,826,767	2.9
	Shares	Value	% of Basket Value
Banks (continued)
Community Bank System, Inc.	153,971	$ 9,692,474	2.8%
First Bancorp/Southern Pines NC	93,288	3,996,458	1.2
First Commonwealth Financial Corp.	444,006	6,202,764	1.8
First Financial Bancorp	400,647	9,707,677	2.9
Hanmi Financial Corp.	138,325	3,423,544	1.0
Heritage Financial Corp.	132,334	4,054,714	1.2
Hilltop Holdings, Inc.	92,973	2,790,120	0.8
Hope Bancorp, Inc.	295,059	3,779,706	1.1
Lakeland Financial Corp.	7,550	550,923	0.2
NBT Bancorp, Inc.	70,159	3,046,304	0.9
Northwest Bancshares, Inc.	625,643	8,746,489	2.6
OFG Bancorp	67,318	1,855,284	0.5
Pacific Premier Bancorp, Inc.	339,660	10,719,670	3.2
Preferred Bank	32,639	2,435,522	0.7
Renasant Corp.	3,211	120,701	0.0
S&T Bancorp, Inc.	78,203	2,672,978	0.8
Simmons First National Corp., Class A	215,150	4,642,937	1.4
Trustmark Corp.	255,319	8,913,186	2.6

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Banks (continued)
United Community Banks, Inc.	316,842	$ 10,709,260	3.1%
Westamerica Bancorp	56,588	3,339,258	1.0
		130,935,240
Commercial Services & Supplies
Pitney Bowes, Inc.	3,710,507	14,099,926	4.1
Communications Equipment
Extreme Networks, Inc.	2,371,399	43,420,316	12.8
Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	111,801	3,784,464	1.1
NexPoint Residential Trust, Inc.	192,442	8,375,076	2.5
Outfront Media, Inc.	2,033,917	33,722,344	9.9
SITE Centers Corp.	1,364,849	18,643,837	5.5
Urstadt Biddle Properties, Inc., Class A	160,044	3,032,834	0.9
		67,558,555
Gas Utilities
Chesapeake Utilities Corp.	26,727	3,158,597	0.9
Health Care Providers & Services
RadNet, Inc.	754,117	14,200,023	4.2
Insurance
Ambac Financial Group, Inc.	141,562	2,468,841	0.7
Employers Holdings, Inc.	79,413	3,425,083	1.0
Genworth Financial, Inc., Class A	688,711	3,643,281	1.1
Horace Mann Educators Corp.	96,804	3,617,565	1.1
James River Group Holdings Ltd.	35,513	742,577	0.2
ProAssurance Corp.	244,583	4,272,865	1.2
Safety Insurance Group, Inc.	71,378	6,014,310	1.8
Stewart Information Services Corp.	39,183	1,674,290	0.5
		25,858,812
Metals & Mining
Warrior Met Coal, Inc.	44,878	1,554,574	0.5
Oil, Gas & Consumable Fuels
Green Plains, Inc.	40,427	1,233,024	0.4
Par Pacific Holdings, Inc.	474,661	11,035,868	3.2
		12,268,892
Software
Adeia, Inc.	123,069	1,166,694	0.3
Thrifts & Mortgage Finance
Provident Financial Services, Inc.	233,880	4,995,677	1.5
TrustCo Bank Corp.	54,564	2,051,061	0.6
WSFS Financial Corp.	162,245	7,356,188	2.1
		14,402,926
Water Utilities
Middlesex Water Co.	66,391	5,222,980	1.5
Net Value of Reference Entity — Goldman Sachs Bank USA		$340,379,866
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	158,084	$ 1,663,044	0.5%
Banks
Bancorp, Inc.	10,317	292,796	0.1
BankUnited, Inc.	102,294	3,474,927	1.0
Banner Corp.	42,334	2,675,509	0.8
Berkshire Hills Bancorp, Inc.	53,153	1,589,275	0.5
Brookline Bancorp, Inc.	229,926	3,253,453	0.9
City Holding Co.	4,321	402,242	0.1
Community Bank System, Inc.	22,002	1,385,026	0.4
Customers Bancorp, Inc.	26,537	752,058	0.2
First Commonwealth Financial Corp.	20,840	291,135	0.1
First Financial Bancorp	153,069	3,708,862	1.1
Hanmi Financial Corp.	63,052	1,560,537	0.4
Heritage Financial Corp.	127,172	3,896,550	1.1
Hope Bancorp, Inc.	230,536	2,953,166	0.9
Lakeland Financial Corp.	48,604	3,546,634	1.0
NBT Bancorp, Inc.	164,543	7,144,457	2.1
Northwest Bancshares, Inc.	95,823	1,339,605	0.4
OFG Bancorp	206,344	5,686,841	1.6
Preferred Bank	264,460	19,734,005	5.7
Renasant Corp.	230,798	8,675,697	2.5
S&T Bancorp, Inc.	66,535	2,274,166	0.7
Simmons First National Corp., Class A	339,760	7,332,021	2.1
Trustmark Corp.	388,848	13,574,684	3.9
United Community Banks, Inc.	118,231	3,996,208	1.2
Westamerica Bancorp	96,226	5,678,296	1.6
		105,218,150
Commercial Services & Supplies
Pitney Bowes, Inc.	274,788	1,044,194	0.3
Consumer Finance
Bread Financial Holdings, Inc.	1,936,550	72,930,473	21.1
Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties, Inc.	26,457	377,541	0.1
Retail Opportunity Investments Corp.	42,288	635,589	0.2
SITE Centers Corp.	1,052,703	14,379,923	4.1
Urstadt Biddle Properties, Inc., Class A	93,192	1,765,988	0.5
		17,159,041
Gas Utilities
Chesapeake Utilities Corp.	123,882	14,640,375	4.2
Insurance
Ambac Financial Group, Inc.	229,674	4,005,515	1.2
Employers Holdings, Inc.	210,478	9,077,916	2.6
Genworth Financial, Inc., Class A	1,849,410	9,783,379	2.8
Horace Mann Educators Corp.	198,787	7,428,670	2.1
James River Group Holdings Ltd.	84,021	1,756,879	0.5
ProAssurance Corp.	219,566	3,835,818	1.1

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Insurance (continued)
Safety Insurance Group, Inc.	35,292	$ 2,973,704	0.9%
Stewart Information Services Corp.	82,603	3,529,626	1.0
		42,391,507
Metals & Mining
Warrior Met Coal, Inc.	138,442	4,795,631	1.4
Oil, Gas & Consumable Fuels
Green Plains, Inc.	729,383	22,246,181	6.4
Par Pacific Holdings, Inc.	229,278	5,330,714	1.6
		27,576,895
Software
Adeia, Inc.	435,896	4,132,294	1.2
Thrifts & Mortgage Finance
Mr. Cooper Group, Inc.	1,006,445	40,388,638	11.6
Provident Financial Services, Inc.	125,606	2,682,944	0.8
TrustCo Bank Corp.	82,672	3,107,641	0.9
WSFS Financial Corp.	53,512	2,426,234	0.7
		48,605,457
Water Utilities
Middlesex Water Co.	78,603	6,183,698	1.8
Net Value of Reference Entity — HSBC Bank PLC		$346,340,759
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	70,616	$ 742,880	0.2%
Banks
Ameris Bancorp	59,173	2,789,415	0.7
BankUnited, Inc.	107,156	3,640,089	0.9
Banner Corp.	69,755	4,408,516	1.1
Central Pacific Financial Corp.	299,129	6,066,336	1.4
Columbia Banking System, Inc.	257,026	7,744,193	1.9
Community Bank System, Inc.	107,269	6,752,584	1.6
Customers Bancorp, Inc.	88,761	2,515,487	0.6
CVB Financial Corp.	110,249	2,838,912	0.7
Eagle Bancorp, Inc.	101,051	4,453,318	1.1
First BanCorp/Puerto Rico	558,988	7,110,327	1.7
First Bancorp/Southern Pines NC	73,002	3,127,406	0.7
First Commonwealth Financial Corp.	296,185	4,137,704	1.0
Hope Bancorp, Inc.	323,284	4,141,268	1.0
Independent Bank Corp.	237,739	20,072,304	4.8
National Bank Holdings Corp., Class A	213,841	8,996,291	2.2
Pacific Premier Bancorp, Inc.	45,060	1,422,094	0.3
Pathward Financial, Inc.	86,150	3,708,758	0.9
Preferred Bank	64,962	4,847,464	1.2
Seacoast Banking Corp. of Florida	983,000	30,659,770	7.3
	Shares	Value	% of Basket Value
Banks (continued)
Simmons First National Corp., Class A	58,265	$ 1,257,359	0.3%
Southside Bancshares, Inc.	40,168	1,445,646	0.3
United Community Banks, Inc.	52,270	1,766,726	0.4
Veritex Holdings, Inc.	250,402	7,031,288	1.7
		140,933,255
Commercial Services & Supplies
GEO Group, Inc.	452,807	4,958,237	1.2
Communications Equipment
Extreme Networks, Inc.	1,514,690	27,733,974	6.7
Consumer Finance
Bread Financial Holdings, Inc.	39,647	1,493,106	0.4
Electronic Equipment, Instruments & Components
Rogers Corp.	5,935	708,283	0.2
ScanSource, Inc.	29,126	851,062	0.2
		1,559,345
Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	151,391	2,172,461	0.5
American Assets Trust, Inc.	47,950	1,270,675	0.3
Easterly Government Properties, Inc.	400,104	5,709,484	1.4
Getty Realty Corp.	74,214	2,512,144	0.6
NexPoint Residential Trust, Inc.	127,803	5,561,987	1.3
Outfront Media, Inc.	198,431	3,289,986	0.8
Retail Opportunity Investments Corp.	669,243	10,058,722	2.4
SITE Centers Corp.	1,998,005	27,292,748	6.6
		57,868,207
Health Care Providers & Services
RadNet, Inc.	371,209	6,989,865	1.7
Household Durables
Green Brick Partners, Inc.	22,075	534,877	0.1
Insurance
Ambac Financial Group, Inc.	720,145	12,559,329	3.0
Genworth Financial, Inc., Class A	3,176,438	16,803,357	4.0
		29,362,686
Metals & Mining
Warrior Met Coal, Inc.	1,176,845	40,765,911	9.8
Multi-Utilities
Avista Corp.	154,938	6,869,951	1.6
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	504,734	11,735,065	2.8
Semiconductors & Semiconductor Equipment
Semtech Corp.	2,582,328	74,086,990	17.8
Software
Adeia, Inc.	364,044	3,451,137	0.8
Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	111,686	966,084	0.2
Mr. Cooper Group, Inc.	31,115	1,248,645	0.3
TrustCo Bank Corp.	31,540	1,185,588	0.3
WSFS Financial Corp.	92,767	4,206,056	1.0
		7,606,373

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Thrifts & Mortgage Finance (continued)
Net Value of Reference Entity — JPMorgan Chase Bank NA		$416,691,859
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 63,571,525,526	$ —	$ —	$ 63,571,525,526
Short-Term Securities
Money Market Funds	4,906,110,354	—	—	4,906,110,354
	$ 68,477,635,880	$ —	$ —	$ 68,477,635,880
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (5,612,290)	$ (8,536,286)	$ —	$ (14,148,576)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust